UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-05549

Reynolds Funds, Inc.
(Exact name of registrant as specified in charter)

c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Frederick L. Reynolds
Reynolds Capital Management, LLC
3565 South Las Vegas Blvd., #403
Las Vegas, NV 89109
(Name and address of agent for service)

(415) 265-7167
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  September 30, 2013

Item 1. Reports to Stockholders.

ANNUAL REPORT
September 30, 2013

REYNOLDS
BLUE CHIP
GROWTH FUND

Seeking Long-Term Capital Appreciation

A No-Load Mutual Fund

1-800-773-9665
www.reynoldsfunds.com

REYNOLDS BLUE CHIP GROWTH FUND

November 21, 2013
Dear Fellow Shareholders:

Reynolds Blue Chip Growth Fund’s 25th Anniversary
The Reynolds Blue Chip Growth Fund celebrated its 25th Anniversary this summer.  It began operations on August 12, 1988.

Performance Highlights (September 30, 2013)
The annualized average total returns of the Reynolds Blue Chip Growth Fund (the “Fund” or the “Blue Chip Fund”) for the 1-year, 3-year, 5-year, 10-year periods and since inception (August 12, 1988) through September 30, 2013 were +22.50%, +14.37%, +17.80%, +10.03% and +8.76%, respectively.  The annualized average total returns for the Fund’s benchmark, the Standard & Poor’s 500 Index, for the 1-year, 3-year, 5-year, 10-year periods and since inception (August 12, 1988) through September 30, 2013 were +19.34%, +16.27%, +10.02%, +7.57% and +10.08%, respectively.  The performance of the Reynolds Blue Chip Growth Fund was +23.74% in the nine months ended September 30, 2013. The performance of the Standard & Poor’s 500 Index was +19.79% in the nine months ended September 30, 2013.

(1)
The Standard & Poor’s 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange.  The Standard & Poor’s Ratings Group designates the stocks to be included in the Index on a statistical basis.  A particular stock’s weighting in the Index is based on its relative total market value (i.e. its market price per share times the number of shares outstanding.)  Stocks may be added or deleted from the Index from time to time.

____________

As stated in the Prospectus dated January 31, 2013 the expense ratio of the Fund is 1.53%.
____________

Redesigned Web Site
We have a newly redesigned web site.  To access it go to reynoldsfunds.com.  At our website you can access current information about your investment holdings.  You must first request a personal identification number (PIN) by calling our shareholder service representatives at 1-800-773-9665.  You will be able to view your account list, account detail (including balances), transaction history, distributions, and the current Reynolds Blue Chip Growth Fund net asset value.  Additional information available (PIN not needed) includes quarterly updates of the returns of the Blue Chip Fund, top ten holdings, industry percentages, and news articles regarding the Fund.  Also, detailed statistics and graphs of past performances from a link to Morningstar for the Blue Chip Fund.

Investment Strategy
We had an extremely high cash position in the Reynolds Blue Chip Growth Fund during the period from October 2007 to March 2009 when the stock market was in a correction phase.  We started buying near the market bottom in March 2009.  We believe that stocks are currently selling at attractive valuations based on historical valuation measures.  One of these valuation measures is a company’s price earnings ratio relative to inflation, interest rates and the economic outlook.  Another valuation measure is a company’s price earnings ratio relative to its forecasted earnings growth rate (the PEG ratio).  Many stocks of high quality companies are currently selling at PE ratios and PEG ratios toward the lower end of their historical ranges and we believe that they are attractively valued.

The U.S. Economy
The U.S. economic recovery that started in mid-2009 has continued, although at a moderate pace, so far in 2013.  The U.S. economic recovery continues to be affected by a number of secular factors that are altering the pace and composition of growth.  The economy in 2013 is being affected by sustained subpar growth, low inflation, Federal Reserve (“Fed”) easing, good consumer spending, higher than normal unemployment, greater prudence and less speculation in lending, reduced government spending including defense outlays, and gains in residential construction.  The U.S. economy is growing, but at a lower than ideal rate.  For example, growth of 3% or better is needed to meaningfully reduce unemployment, which is currently around 7.3%.  The Federal Reserve’s third round of economic stimulus, which involves purchasing $85 billion per month of open-ended mortgage-backed securities, is continuing; although this will be reduced in 2014.  This stimulus has tended to lower longer term interest rates and added a moderate amount to economic growth.  U.S. Gross Domestic Product (GDP) increased 2.8% in 2012 and 1.8% in 2011.  GDP grew at a 1.1% annual rate in the first calendar quarter and at a 2.5% annual rate in the second calendar quarter of 2013.  GDP expanded at a preliminary estimated inflation-adjusted annual rate of 1.8% in the third quarter ended September 30, 2013. For the next six months the outlook remains for modest, less than ideal growth, accompanied by higher than normal unemployment, modest inflation pressures, no change in the Federal Reserve policy on the federal funds rate, a strong private sector and a weak public sector.  The economy will continue to be characterized by large fiscal deficits.  The U.S. economy is forecast to expand at a 2.0% rate in the fourth quarter ended December 31, 2013; 1.6% for the year ended December 31, 2013; and 2.2% for the year ended December 31, 2014.

U.S. inflation numbers have been helped in the last few years by global competition and technology innovations that are helping to lower production and distribution costs.  Inflation, as measured by the Consumer Price Index, increased 2.1% in 2012 and 3.1% in 2011. U.S. inflation is estimated to have increased at a 1.6% annual rate in the third quarter of 2013 after increasing at 1.7% and 1.4% annual rates in the first and second quarters of 2013, respectively.  U.S. inflation is forecast to increase 1.5% in the fourth quarter ended December 31, 2013, 1.5 % for the year ended December 31, 2013 and 1.9% for the year ended December 31, 2014.

There are some current and potential economic and investment negatives at the present time including: (1) the budget and debt limit discussions will resume in early 2014; (2) U.S. and worldwide economic growth continues at a slower than ideal rate; (3) unemployment at 7.2% is still high as hiring continues cautiously; (4) the U.S. economy  recently slowed as a result of uncertainty regarding recent budget and debt negotiations; (5) there are concerns about U.S. tax and spending policies; (6) mortgage rates are low, but mortgage credit is still somewhat tight; (7) the U.S. deficit needs to be reduced; and (8) the Euro-zone ex England remains weak and there are worries about possible deflation.

Some current and potential economic and investment positives are:  (1) many companies have recently reported better than expected third quarter earnings and revenues; (2) real estate activity including residential construction  continues to increase and the rise in property values has resulted in improving household balance sheets; (3) employment and payrolls are increasing with unemployment currently at 7.3%, the lowest in more than four years; (4) there has been an increase in the willingness of companies to commit capital as evidenced by the increase in merger and acquisition activity; (5) the economy has grown in the last sixteen quarters and growth should improve in 2014; (6) gas prices are lower; (7) manufacturing is strong; (8) businesses have been able to use the credit markets to strengthen their balance sheets; (9) the rise in stock market prices has added to net worth; (10) Federal Reserve policy makers have said that they will maintain stimulus until the labor market improves further; (11) current valuations of stocks are below the midpoint of the historical average; (12) the U.S. economy currently has better fundamentals than the economies of most other industrialized countries; (13) some other industrialized economies are strengthening such as England and Japan; (14) central banks worldwide continue with monetary stimulus to boost growth; and (15) China’s economic growth rate seems to be stabilizing.

The World Economy
The global economic recovery that started in mid-2009 has continued in 2013. The World Economy is forecast to increase 2.6% in 2013 and 3.1% in 2014 after increasing 2.7% in 2012 and 4.0% in 2011.

The Euro-zone’s GDP is forecast to decrease 0.2% in 2013 and increase 1.5% in 2014 after decreasing 0.5% in 2012 and increasing 1.5% in 2011.  Several Euro-zone countries including Italy and Spain continue in a recession. The United Kingdom is currently the strongest economy in the Eurozone. The United Kingdom’s GDP is forecast to increase 1.3% in 2013 and 1.5% in 2014 after increasing 0.3% in 2012 and 0.7% in 2011.

Among larger industrialized economies, Japan’s GDP is forecast to increase 1.8% in 2013 and 2.1% in 2014 after increasing 1.9% in 2012 and decreasing 0.7% in 2011.  Korea’s recent economic numbers have been better than expected. Korea’s GDP is forecast to increase 2.6% in 2013 and 3.5% in 2014 after increasing 2.0% in 2012 and 3.6% in 2011.  Canada’s GDP is forecast to increase 1.7% in 2013 and 2.3% in 2014 after increasing 1.8% in 2012 and 2.5% in 2011.

The biggest developing economies are many times referred to as the “BRIC” economy, which is short for Brazil, Russia, India, and China. The economies of Brazil, India and Russia are currently and are forecast to grow slower than was estimated six months ago.

China has the strongest growth among “advanced economies”.  China’s population is approximately 19% of the world’s total population of approximately seven billion.  In the second quarter of 2010 China overtook Japan and became the world’s second largest economy after the U.S.  It is the world’s fastest growing major economy.  Many economists believe that China has a particularly good long-term outlook.  Near term, however, there have been cross currents in China’s economic outlook.  China’s GDP is forecast to increase 7.5% in 2013 and 7.8% in 2014 after increasing 7.7% in 2012 and 6.4% in 2011.

India’s population is approximately 17% of the world’s population.  It is the world’s second fastest growing major economy.  India’s GDP is forecast to increase 5.1% in 2013 and 5.8% in 2014 after increasing 5.0% in 2012 and 6.6% in 2011.

Brazil is Latin America’s biggest economy. GDP is forecast to increase 2.4% in 2013 and 3.0% in 2014 after increasing 0.9% in 2012 and 2.7% in 2011.  Russia’s GDP is forecast to increase 1.7% in 2013 and 2.9% in 2014 after increasing 3.4% in 2012 and 4.3% in 2011.

Many worldwide larger multinational companies should be well positioned to benefit long-term from worldwide growth. The long-term strategy of the Reynolds Blue Chip Growth Fund is to be structured to benefit from this worldwide growth by investing in many of these leading multinational growth companies. The Blue Chip Fund is positioned to participate in long-term worldwide growth trends through investments in multinational U.S. headquartered companies.  In addition, the Fund has investments in leading foreign headquartered companies, whose stocks in the form of American Depositary Receipts (ADRs) trade in the United States.  These ADRs are denominated in dollars and they must use U.S. GAAP (Generally Accepted Accounting Principles) accounting to qualify as an ADR.  The Blue Chip Fund may hold up to 35% of its assets in ADRs.

Opportunistic Investing in Companies of Various Sizes and Diversified Among Various Industries
The Reynolds Blue Chip Growth Fund usually invests in companies of various sizes as classified by their market capitalizations.  A company’s market capitalization is calculated by taking the number of shares the company has outstanding multiplied by its current market price.  Other considerations in selecting companies for the Fund include revenue growth rates, product innovations, financial strength, management’s knowledge and experience, plus the overall economic and geopolitical environments and interest rates. The Fund’s investments are diversified among various industries.

The long-term strategy of the Reynolds Blue Chip Growth Fund is to emphasize investment in worldwide “blue chip” growth companies.  These companies are defined as companies with a minimum market capitalization of $1 billion.  In the long-term these companies build value as their earnings grow.  This growth in value should ultimately be recognized in higher stock prices for these companies.

Industry Sectors(2) as of September 30, 2013

(2)
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Low Long-Term Interest Rates by Historical Standards are a Significant Positive for Stock Valuations

Long-term interest rates remain near historically low levels.  Low long-term interest rates usually result in higher stock valuations for many reasons including:

(1)	Long-term borrowing costs of corporations are lower resulting in higher business confidence and profits.
(2)	Long-term borrowing costs of individuals are lower which increases consumer confidence and spending.
(3)	A company’s stock is usually valued by placing a present value on that company’s future stream of earnings and dividends. The present value is higher when interest and inflation rates are low.

Linked Money Market Fund
The First American Treasury Obligations Fund is a money market fund offered by an affiliate of our transfer agent, U.S. Bancorp Fund Services, LLC.  This Fund is offered as a money market alternative to our shareholders.  The First American Treasury Obligations Fund offers many free shareholder conveniences including automatic investment and withdrawal plans and check writing access to your funds and is linked to your holdings in the Reynolds Blue Chip Growth Fund.  This Fund is also included on your quarterly statements.

Information about the Reynolds Blue Chip Growth Fund and the First American Treasury Obligations Fund
Reynoldsfunds.com website:  You can access current information about your investment holdings via our website, reynoldsfunds.com.  You will be able to view your account list, account detail (including balances), transaction history, distributions, and the current Reynolds Blue Chip Growth Fund net asset value.  Additional information available (PIN not needed) includes quarterly updates of the returns of the Blue Chip Fund, top ten holdings, industry percentages, and news articles regarding the Fund.  Also, detailed statistics and graphs of past performances from a link to Morningstar for the Blue Chip Fund.

For automatic current daily net asset values:  Call 1-800-773-9665 (1-800-7REYNOLDS) twenty-four hours a day, seven days a week and press “any key” then “1”.  The updated current net asset value for the Blue Chip Fund is usually available each business day after 5 P.M. (PST).

For the Reynolds Blue Chip Growth Fund shareholders to automatically access their current account information:  Call 1-800-773-9665 (twenty-four hours a day, seven days a week), press “any key” then “2” and enter your 16 digit account number which appears at the top right of your statement.

To speak to a Fund representative regarding the current daily net asset value, current account information and any other questions:  Call 1-800-773-9665 and press “0” from 6 A.M. to 5 P.M. (PST).

Shareholder statement frequency:  Consolidated statements summarizing the Blue Chip Fund and First American Treasury Obligations Fund accounts held by a shareholder are sent quarterly.  In addition, individual Blue Chip Fund statements are sent whenever a transaction occurs.  These transactions are: (1) statements are sent for the Blue Chip Fund or First American Treasury Obligations Fund when a shareholder purchases or redeems shares; (2) Blue Chip Fund statements are sent if, and when, any ordinary income or capital gains are distributed.

Tax reporting:  Individual 1099 forms, which summarize any dividend income and any long- or short-term capital gains, are sent annually to shareholders each January.  The percentage of income earned from various government securities, if any, for the Blue Chip Fund and the First American Treasury Obligations Fund are also reported in January.

Minimum investment:  $1,000 for regular and retirement accounts ($100 for additional investments for all accounts – except for the Automatic Investment Plan, which is $50 for regular and retirement plan accounts).

Retirement plans:  All types are offered including Traditional IRA, Roth IRA, Coverdell Education Savings Account, SIMPLE IRA Plan, and SEP IRA.

Automatic Investment Plan:  There is no charge to automatically debit your checking account to invest in the Blue Chip Fund or the First American Treasury Obligations Fund ($50 minimum for either of these Funds) at periodic intervals to make automatic purchases in either of these Funds.  This is useful for dollar cost averaging for the Blue Chip Fund.

Systematic Withdrawal Plan:  For shareholders with a $10,000 minimum starting balance, there is no charge to automatically redeem shares ($100 minimum) in the Blue Chip Fund or the First American Treasury Obligations Fund as often as monthly and send a check to you or transfer funds to your bank account.

Free Check Writing:  Free check writing ($100 minimum) is offered for accounts invested in the First American Treasury Obligations Fund.

Exchanges or regular redemptions between the Blue Chip Fund and the First American Treasury Obligations Fund:  As often as desired – no charge.

NASDAQ symbols:  Reynolds Blue Chip Growth Fund – RBCGX and First American Treasury Obligations Fund – FATXX.

Portfolio Manager:  Frederick Reynolds is the portfolio manager of the Reynolds Blue Chip Growth Fund. He has been the portfolio manager of the Fund since its inception in 1988.

The Reynolds Blue Chip Growth Fund and the First American Treasury Obligations Fund are No-Load:  No front-end sales commissions or deferred sales charges (“loads”) are charged.  Over 40% of all mutual funds impose these marketing charges that are ultimately paid by the shareholder.  These marketing charges are either: (1) a front-end fee or “load” in which up to 5% of a shareholder’s assets are deducted from the original investment (some funds even charge a fee when a shareholder reinvests capital gains or dividends); or (2) a back-end penalty fee or “load” which is typically deducted from a shareholder’s account if a shareholder redeems within five years of the original investment.  These fees reduce a shareholder’s return.  The Blue Chip Fund and First American Treasury Obligations Fund are No-Load as they do not have these extra charges.

We appreciate your continued confidence in the Reynolds Blue Chip Growth Fund and would like to welcome our new shareholders.  We look forward to strong results in the future.

Sincerely,

Frederick L. Reynolds
President
____________

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Reynolds Blue Chip Growth Fund unless accompanied or preceded by the Fund’s current prospectus.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Performance data current to the most recent month-end may be obtained by visiting www.reynoldsfunds.com or by calling 1-800-773-9665.

Investors in the Fund may lose money.  There are risks associated with investments in the types of securities in which the Fund invests.  These risks include:

Market Risk – The prices of the stocks in which the Fund invests may decline for a number of reasons. These reasons include factors that are specific to one or more stocks in which the Fund invests as well as factors that affect the equity securities markets generally. The price declines may be steep, sudden and/or prolonged.

Growth Investing Risk – The investment adviser may be wrong in its assessment of a company’s potential for growth and the growth stocks the Fund holds may not grow as the investment adviser anticipates. Finally, there are periods when investing in growth stocks falls out of favor with investors and these stocks may underperform.

Additional risks associated with investing in the Fund are as follows: Technology Companies Risk, Consumer Discretionary Companies Risk, Smaller and Medium Capitalization Companies Risk, Foreign Securities Risk and Portfolio Turnover Risk.  For details regarding these risks, please refer to the Fund’s Prospectus or Summary Prospectus dated January 31, 2013.

Distributed by Rafferty Capital Markets, LLC

Reynolds Blue Chip Growth Fund
COST DISCUSSION (Unaudited)

As a shareholder of the Reynolds Blue Chip Growth Fund, you do not incur (except as described below) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees, but do incur ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2013 through September 30, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

In addition to the costs highlighted and described below, the only Fund transaction costs you might currently incur would be wire fees ($15 per wire), if you choose to have proceeds from a redemption wired to your bank account instead of receiving a check.  Additionally, U.S. Bank charges an annual processing fee ($15) if you maintain an IRA account with the Fund. To determine your total costs of investing in the Fund, you would need to add any applicable wire or IRA processing fees you’ve incurred during the period to the costs provided in the example below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 4/01/13	Value 9/30/13	Period* 4/01/13-9/30/13
Reynolds Blue Chip Growth Fund Actual	$1,000.00	$1,125.00	$8.36
Hypothetical (5% return before expenses)	$1,000.00	$1,017.20	$7.94

*
Expenses are equal to the Fund’s annualized expense ratio of 1.57% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period between April 1, 2013 and September 30, 2013).

Reynolds Blue Chip Growth Fund
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

The Reynolds Blue Chip Growth Fund and the Standard & Poor’s 500 Index (the Blue Chip Fund’s benchmark) both appreciated during the Fund’s fiscal year (twelve months ended September 30, 2013).  This was due to many reasons including: (1) equities were still very good value due to their decline during the recession that ended in the quarter ended June 30, 2009 even though they had appreciated since the recession ended; (2) interest rates were at historically low levels; (3) the positive effects of the stimulus program; and (4) GDP and corporate profits both increased each quarter during the twelve months ended September 30, 2013.  The Reynolds Blue Chip Growth Fund outperformed the Standard & Poor’s 500 Index (the Fund’s benchmark) in fiscal 2013 ended September 30, 2013.  One reason for this was that many of the Fund’s largest holdings strongly outperformed the benchmark.  Some of these largest holdings were:  (1) Amazon.com –  0.65%, (2) Best Buy – 0.39%, (3) Gilead Sciences – 0.57%, (4) Lumber Liquidators – 0.57%, (5) Mastercard – 0.49%, (6) Netflix – 0.51%, (7) Priceline.com – 0.44% and (8) Starbucks – 0.93%.  In addition, good individual stock selection in general was a very important contributor to this strong performance.  Examples were: (1) Baidu – 0.42%, (2) Celgene – 0.50%, (3) Delta Air Lines – 0.24%, (4) Lithia Motors – 0.70%, (5) Pharmacyclics – 0.61%, (6) TripAdvisor – 0.34%,  (7) Tyler Technologies – 0.44% and (8) Yahoo! – 0.37%.  Also, contributing to the Reynolds Blue Chip Growth Fund’s strong performance were several companies held in the Fund that were acquired during this period.  Examples are: Caribou Coffee, H. J. Heinz, and Sourcefire.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
REYNOLDS BLUE CHIP GROWTH FUND AND S&P 500 INDEX(1)

Past performance does not predict future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

AVERAGE ANNUAL TOTAL RETURN
1-YEAR	5-YEAR	10-YEAR
22.50%	17.80%	10.03%

(1)
The S&P 500 is the Standard & Poor’s Composite Index of 500 stocks, a widely recognized unmanaged index of common stock prices and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

Reynolds Blue Chip Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2013

ASSETS:
Investments in securities, at value (cost $153,280,063)	$204,760,309
Cash	1,343,371
Receivable from investments sold	789,384
Receivable from shareholders for purchases	339,817
Dividends receivable	110,235
Prepaid expenses	42,148
Total assets	$207,385,264

LIABILITIES:
Payable for investments purchased	$834,762
Payable to shareholders for redemptions	406,814
Payable to adviser for management fees	166,501
Payable for distribution expenses	20,533
Other liabilities	77,978
Total liabilities	1,506,588

NET ASSETS:
Capital Stock, $0.01 par value; 40,000,000 shares authorized; 2,881,305 shares outstanding	148,365,953
Net unrealized appreciation on investments	51,480,246
Accumulated undistributed net realized gain on investments	6,093,741
Accumulated net investment loss	(61,264)
Net assets	205,878,676
Total liabilities and net assets	$207,385,264

CALCULATION OF NET ASSET VALUE PER SHARE:
Net asset value, offering and redemption price per share ($205,878,676 ÷ 2,881,305 shares outstanding)	$71.45

The accompanying notes to financial statements are an integral part of this statement.

SCHEDULE OF INVESTMENTS
September 30, 2013

Shares		Value
LONG-TERM INVESTMENTS — 99.5% (a)
COMMON STOCKS — 98.6% (a)
	Aerospace & Defense — 2.2%
10,400	AAR CORP.	$284,232
3,600	BE Aerospace, Inc.*	265,752
4,000	The Boeing Co.	470,000
600	Curtiss-Wright Corporation	28,176
900	Elbit Systems Ltd.	48,123
1,100	Engility Holdings Inc.*	34,903
300	Esterline Technologies Corporation*	23,967
1,400	Exelis Inc.	21,994
13,300	GenCorp Inc.*	213,199
1,800	General Dynamics Corporation	157,536
2,500	HEICO Corporation	169,350
10,100	Hexcel Corp.*	391,880
3,700	Honeywell International Inc.	307,248
3,100	L-3 Communications Holdings, Inc.	292,950
1,700	Lockheed Martin Corp.	216,835
5,900	Northrop Grumman Corporation	562,034
500	Precision Castparts Corp.	113,620
2,200	Raytheon Co.	169,554
3,300	Rockwell Collins, Inc.	223,938
1,200	Teledyne Technologies Inc.*	101,916
5,200	Textron Inc.	143,572
2,900	Triumph Group, Inc.	203,638

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2013

Shares		Value
LONG-TERM INVESTMENTS — 99.5% (a) (Continued)
COMMON STOCKS — 98.6% (a) (Continued)
	Aerospace & Defense — 2.2% (Continued)
1,300	United Technologies Corp.	$140,166
		4,584,583
	Air Freight & Logistics — 0.2%
2,300	C. H. Robinson Worldwide, Inc.	136,988
1,800	Expeditors International
	of Washington, Inc.	79,308
1,500	FedEx Corp.	171,165
400	United Parcel Service, Inc. Cl B	36,548
		424,009
	Airlines — 1.8%
7,600	Alaska Air Group, Inc.	475,912
6,200	Allegiant Travel Company	653,232
300	Copa Holdings S.A.	41,601
21,000	Delta Air Lines, Inc.	495,390
17,400	Hawaiian Holdings, Inc.*	129,456
6,500	JetBlue Airways Corp.*	43,290
15,400	Republic Airways Holdings Inc.*	183,260
7,000	Ryanair Holdings PLC - SP-ADR	348,180
3,400	SkyWest, Inc.	49,368
30,200	Southwest Airlines Co.	439,712
6,500	Spirit Airlines Inc.*	222,755
5,100	United Continental Holdings Inc.*	156,621
23,900	US Airways Group, Inc.*	453,144
		3,691,921
	Auto Components — 0.8%
1,300	American Axle &
	Manufacturing Holdings, Inc.*	25,636
1,600	BorgWarner, Inc.	162,224
3,100	China Automotive Systems, Inc.*	23,157
2,500	Drew Industries Incorporated	113,850
5,600	The Goodyear Tire & Rubber Company*	125,720
3,000	Johnson Controls, Inc.	124,500
1,300	Lear Corporation	93,041
3,700	Magna International Inc.	305,472
6,400	Modine Manufacturing Company*	93,632
2,000	Standard Motor Products, Inc.	64,320
3,700	Tenneco Inc.*	186,850
5,800	TRW Automotive Holdings Corp.*	413,598
		1,732,000
	Automobiles — 0.9%
12,200	Ford Motor Company	205,814
7,500	General Motors Co.*	269,775
2,000	Harley-Davidson, Inc.	128,480
2,800	HONDA MOTOR CO., LTD. - SP-ADR	106,792
1,400	Tata Motors Ltd. - SP-ADR	37,268
4,100	Tesla Motors, Inc.*	793,022
2,100	Thor Industries, Inc.	121,884
1,400	TOYOTA MOTOR
	CORPORATION - SP-ADR	179,242
1,000	Winnebago Industries, Inc.*	25,960
		1,868,237
	Beverages — 0.9%
1,200	Anheuser-Busch InBev N.V. - SP-ADR	119,040
2,100	The Boston Beer Company, Inc.*	512,841
4,800	Coca-Cola Enterprises Inc.	193,008
10,900	Constellation Brands, Inc.*	625,660
3,300	Cott Corp.	25,377
500	Diageo plc - SP-ADR	63,540
6,000	Dr Pepper Snapple Group, Inc.	268,920
500	Molson Coors Brewing Company Cl B	25,065
200	Monster Beverage Corporation*	10,450
1,000	PepsiCo, Inc.	79,500
		1,923,401
	Biotechnology — 4.6%
6,300	ACADIA Pharmaceuticals Inc.*	173,061
1,600	Aegerion Pharmaceuticals, Inc.*	137,136
3,800	Alexion Pharmaceuticals, Inc.*	441,408
11,200	Alkermes PLC*^	376,544
2,900	Amgen Inc.	324,626
1,700	Arena Pharmaceuticals, Inc.*	8,959
3,900	ARIAD Pharmaceuticals, Inc.*	71,760
2,200	Array BioPharma Inc.*	13,684
6,600	BioCryst Pharmaceuticals, Inc.*	48,048
2,300	Biogen Idec Inc.*	553,748
5,100	BioMarin Pharmaceutical Inc.*	368,322
6,700	Celgene Corp.*	1,031,331
1,800	Cubist Pharmaceuticals, Inc.*	114,390
2,600	Dendreon Corporation*	7,618
8,900	Elan Corporation plc - SP-ADR*	138,662
7,500	Geron Corporation*	25,125
18,700	Gilead Sciences, Inc.*	1,175,108
1,400	ImmunoGen, Inc.*	23,828
2,100	Immunomedics, Inc.*	12,999
10,100	Incyte Corp.*	385,315
2,200	Infinity Pharmaceuticals, Inc.*	38,390
9,900	Isis Pharmaceuticals, Inc.*	371,646
1,800	Ligand Pharmaceuticals,
	Incorporated Cl B*	77,904
10,400	MannKind Corporation*	59,280
2,600	Medivation Inc.*	155,844

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2013

Shares		Value
LONG-TERM INVESTMENTS — 99.5% (a) (Continued)
COMMON STOCKS — 98.6% (a) (Continued)
	Biotechnology — 4.6% (Continued)
500	Momenta Pharmaceuticals, Inc.*	$7,195
1,600	Myriad Genetics, Inc.*	37,600
5,000	NPS Pharmaceuticals, Inc.*	159,050
18,800	Orexigen Therapeutics Inc.*	115,432
11,300	Peregrine Pharmaceuticals, Inc.*	15,933
9,100	Pharmacyclics, Inc.*	1,259,622
1,100	Puma Biotechnology, Inc.*	59,026
4,600	Raptor Pharmaceuticals Corporation*	68,724
1,400	Regeneron Pharmaceuticals, Inc.*	438,018
4,500	Sarepta Therapeutics, Inc.*	212,535
6,500	Savient Pharmaceuticals Inc.*	4,058
11,300	Seattle Genetics, Inc.*	495,279
3,000	Sinovac Biotech Ltd.*	17,940
900	Theravance Inc.*	36,801
4,200	United Therapeutics Corporation*	331,170
200	Vertex Pharmaceuticals Incorporated*	15,164
500	XOMA Corporation*	2,240
		9,410,523
	Building Products — 0.9%
600	Armstrong World Industries, Inc.*	32,976
13,700	Fortune Brands Home & Security Inc.	570,331
4,500	Lennox International Inc.	338,670
10,100	Masco Corp.	214,928
6,100	PGT, Inc.*	60,451
10,500	A.O. Smith Corporation	474,600
5,500	USG Corporation*	157,190
		1,849,146
	Capital Markets — 3.6%
1,900	Affiliated Managers Group, Inc.*	347,016
6,300	Ameriprise Financial, Inc.	573,804
1,100	Artisan Partners Asset Management, Inc.	57,596
1,900	The Bank of New York
	Mellon Corporation	57,361
1,100	BlackRock, Inc.	297,682
900	Cohen & Steers, Inc.	31,779
21,900	E*Trade Financial Corp.*	361,350
2,900	Eaton Vance Corp.	112,607
1,100	Evercore Partners, Inc.	54,153
3,200	Federated Investors, Inc., Cl B	86,912
12,000	Financial Engines, Inc.	713,280
3,600	Franklin Resources, Inc.	181,980
2,200	GFI Group Inc.	8,690
4,800	The Goldman Sachs Group, Inc.	759,408
4,800	Invesco Limited	153,120
2,800	Janus Capital Group Inc.	23,828
3,100	Legg Mason, Inc.	103,664
2,300	Manning & Napier Inc.	38,364
17,100	Morgan Stanley	460,845
10,900	Nomura Holdings, Inc. - ADR	85,129
1,500	Northern Trust Corporation	81,585
8,500	Piper Jaffray Companies, Inc.*	291,465
4,400	T. Rowe Price Group Inc.	316,492
4,500	Raymond James Financial, Inc.	187,515
17,600	The Charles Schwab Corporation	372,064
9,900	SEI Investments Co.	306,009
1,500	State Street Corporation	98,625
13,700	TD Ameritrade Holding Corp.	358,666
4,100	Triangle Capital Corporation	120,41
1,000	UBS AG	20,520
2,700	Virtus Investment Partners Inc.*	439,128
5,600	Waddell & Reed Financial, Inc.	288,288
3,200	WisdomTree Investments, Inc.*	37,152
		7,426,494
	Chemicals — 2.8%
1,000	Agrium Inc.	84,030
600	Air Products and Chemicals, Inc.	63,942
500	Airgas, Inc.	53,025
1,200	Albemarle Corporation	75,528
900	Balchem Corporation	46,575
3,300	Chemtura Corporation*	75,867
2,000	The Dow Chemical Company	76,800
2,400	E.I. du Pont de Nemours and Company	140,544
2,700	Eastman Chemical Co.	210,330
4,600	Ecolab Inc.	454,296
2,100	Ferro Corporation*	19,131
7,400	FMC Corporation	530,728
700	H.B. Fuller Company	31,633
3,400	W.R. Grace & Co.*	297,160
1,100	Huntsman Corporation	22,671
2,200	International Flavors & Fragrances Inc.	181,060
2,500	Intrepid Potash, Inc.	39,200
2,500	Koppers Holdings, Inc.	106,625
3,100	LyondellBasell Industries N.V.	227,013
2,200	Monsanto Company	229,614
500	The Mosaic Company	21,510
500	NewMarket Corporation	143,955
7,700	Olin Corp.	177,639
3,800	PolyOne Corporation	116,698
1,700	PPG Industries, Inc.	284,002
8,400	RPM International, Inc.	304,080
3,400	The Scotts Miracle-Gro Company	187,102
3,400	The Sherwin-Williams Company	619,412

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2013

Shares		Value
LONG-TERM INVESTMENTS — 99.5% (a) (Continued)
COMMON STOCKS — 98.6% (a) (Continued)
	Chemicals — 2.8% (Continued)
6,200	Sigma-Aldrich Corp.	$528,860
7,300	The Valspar Corp.	463,039
		5,812,069
	Commercial Banks — 1.7%
900	Bank of Hawaii Corporation	49,005
2,900	Bank of Ireland - SP-ADR*	32,683
4,300	Bank of the Ozarks, Inc.	206,357
2,600	Barclays PLC - SP-ADR	44,304
2,400	CapitalSource Inc.	28,512
1,900	CIT Group Inc.*	92,663
2,400	Columbia Banking System, Inc.	59,280
1,100	Eagle Bancorp, Inc.*	31,119
6,300	East West Bancorp, Inc.	201,285
2,600	Enterprise Financial Services Corp.	43,628
1,600	Fidelity Southern Corporation	24,544
17,400	Fifth Third Bancorp	313,896
900	First Financial Bankshares, Inc.	52,938
600	First Republic Bank	27,978
10,646	FirstMerit Corporation	231,125
2,800	Fulton Financial Corporation	32,704
3,400	Glacier Bancorp, Inc.	84,014
16,100	Huntington Bancshares Inc.	132,986
10,000	KeyCorp	114,000
8,500	Lloyds Banking Group plc - ADR*	40,885
300	M&T Bank Corporation	33,576
500	Mercantile Bank Corporation	10,890
5,100	Mitsubishi UFJ Financial Group, Inc. - ADR	32,691
2,100	Mizuho Financial Group, Inc. - ADR	9,072
1,000	PNC Financial Services Group, Inc.	72,450
1,800	Prosperity Bancshares, Inc.	111,312
36,700	Regions Financial Corp.	339,842
4,100	SunTrust Banks, Inc.	132,922
14,800	Synovus Financial Corp.	48,840
3,900	Texas Capital Bancshares, Inc.*	179,283
300	The Toronto-Dominion Bank	26,994
2,200	U.S. Bancorp	80,476
9,300	Umpqua Holdings Corporation	150,846
3,400	Webster Financial Corporation	86,802
4,400	Wells Fargo & Co.	181,808
1,400	Western Alliance Bancorp*	26,502
6,000	Zions Bancorporation	164,520
		3,532,732
	Commercial Services & Supplies — 1.0%
500	The ADT Corporation	20,330
7,200	Cintas Corp.	368,640
2,200	Consolidated Graphics, Inc.*	123,332
1,200	Copart, Inc.*	38,148
4,300	Costa Inc.*	81,786
10,600	R.R. Donnelley & Sons Company	167,480
900	EnerNOC, Inc.*	13,491
2,000	Iron Mountain Incorporated	54,040
7,400	KAR Auction Services Inc.	208,754
4,000	Herman Miller, Inc.	116,720
2,800	Mobile Mini, Inc.*	95,368
900	Pitney Bowes Inc.	16,371
2,000	Republic Services, Inc.	66,720
4,500	Steelcase Inc.	74,790
1,100	Stericycle, Inc.*	126,940
1,100	Tetra Tech, Inc.*	28,479
5,000	Tyco International Ltd.	174,900
4,600	Waste Connections, Inc.	208,886
3,900	Waste Management, Inc.	160,836
		2,146,011
	Communications Equipment — 1.7%
1,200	ADTRAN, Inc.	31,968
14,900	Alcatel-Lucent - SP-ADR*	52,597
5,900	Alliance Fiber Optic Products, Inc.	120,773
4,700	Aruba Networks Inc.*	78,208
7,100	BlackBerry Limited*	56,445
15,100	Brocade Communications Systems, Inc.*	121,555
7,400	CalAmp Corporation*	130,462
14,600	Ciena Corporation*	364,708
6,100	Cisco Systems, Inc.	142,862
2,900	F5 Networks, Inc.*	248,704
14,100	Finisar Corp.*	319,083
2,800	Harris Corp.	166,040
12,100	Infinera Corporation*	136,851
7,400	Ituran Location and Control Ltd.	136,530
9,700	JDS Uniphase Corp.*	142,687
3,900	Juniper Networks, Inc.*	77,454
1,000	Motorola Solutions, Inc.	59,380
2,100	NETGEAR, Inc.*	64,806
10,500	Nokia Oyj - SP-ADR*	68,355
400	Palo Alto Networks, Inc.*	18,328
900	Plantronics, Inc.	41,445
2,700	Procera Networks, Inc.*	41,823
4,400	QUALCOMM, Inc.	296,384
4,400	RADWARE Ltd.*	61,380
7,100	Riverbed Technology, Inc.*	103,589
1,200	Ruckus Wireless Inc.*	20,196

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2013

Shares		Value
LONG-TERM INVESTMENTS — 99.5% (a) (Continued)
COMMON STOCKS — 98.6% (a) (Continued)
	Communications Equipment — 1.7% (Continued)
4,200	Sierra Wireless Inc.*	$68,754
7,500	Sonus Networks, Inc.*	25,350
5,800	Ubiquiti Networks Inc.	194,822
2,900	Zhone Technologies, Inc.*	9,135
		3,400,674
	Computers & Peripherals — 1.4%
4,300	3D Systems Corporation*	232,157
2,000	Apple Inc.	953,500
2,300	Cray, Inc.*	55,361
4,900	Electronics for Imaging, Inc.*	155,232
1,500	EMC Corporation	38,340
1,200	Fusion-io Inc.*	16,068
300	International Business Machines Corp.	55,554
4,600	NCR Corporation*	182,206
4,900	NetApp, Inc.	208,838
2,000	QLogic Corp.*	21,880
3,500	SanDisk Corp.	208,285
7,300	Seagate Technology PLC	319,302
1,200	Silicon Graphics International Corporation*	19,500
500	Stratasys Ltd.*	50,630
1,000	Teradata Corp.*	55,440
4,900	Western Digital Corp.	310,660
		2,882,953
	Construction & Engineering — 0.5%
3,900	Chicago Bridge & Iron
	Company N. V. NYS	264,303
2,600	EMCOR Group, Inc.	101,738
2,800	Fluor Corp.	198,688
7,100	Jacobs Engineering Group Inc.*	413,078
		977,807
	Construction Materials — 0.1%
2,100	Texas Industries, Inc.*	139,251
	Consumer Finance — 0.6%
4,400	American Express Co.	332,288
1,100	Capital One Financial Corp.	75,614
13,200	Discover Financial Services	667,128
500	Encore Capital Group, Inc.*	22,930
1,200	SLM Corporation	29,880
500	World Acceptance Corporation*	44,960
		1,172,800
	Consumer Services – Diversified — 0.2%
6,800	H&R Block, Inc.	181,288
3,600	Sotheby’s	176,868
1,900	TAL Education Group - ADR	27,550
1,000	Weight Watchers International, Inc.	37,370
		423,076
	Containers & Packaging — 0.6%
2,000	AEP Industries Inc.*	148,620
2,600	Avery Dennison Corporation	113,152
1,200	Ball Corp.	53,856
3,300	Bemis Company, Inc.	128,733
5,000	Boise, Inc.	63,000
4,300	Crown Holdings, Inc.*	181,804
2,200	MeadWestvaco Corporation	84,436
2,100	Owens-Illinois, Inc.*	63,042
3,800	Packaging Corp of America	216,942
300	Rock-Tenn Company	30,381
1,400	Sealed Air Corporation	38,066
2,100	Sonoco Products Company	81,774
		1,203,806
	Distributors — 0.1%
1,300	Genuine Parts Co.	105,157
	Electric Utilities — 0.0%
1,000	Westar Energy, Inc.	30,650
1,000	Xcel Energy, Inc.	27,610
		58,260
	Electrical Equipment — 1.1%
3,100	The Babcock & Wilcox Co.	104,532
4,200	Eaton Corp. PLC	289,128
2,100	Emerson Electric Co.	135,870
1,400	Encore Wire Corporation	55,216
2,600	Franklin Electric Co., Inc.	102,440
2,600	Generac Holdings, Inc.	110,864
4,200	Hubbell Incorporated Cl B	439,908
2,100	Rockwell Automation, Inc.	224,574
2,400	Roper Industries, Inc.	318,888
3,510	Sensata Technologies Holding N.V.*	134,328
8,200	Solarcity Corporation*	283,720
		2,199,468
	Electronic Equipment,
	Instruments & Components — 1.1%
1,400	Amphenol Corporation	108,332
300	Anixter International Inc.*	26,298
700	Arrow Electronics, Inc.*	33,971
1,300	Belden Inc.	83,265
6,200	Benchmark Electronics, Inc.*	141,918
1,600	CDW Corporation of Delaware*	36,528
700	Checkpoint Systems, Inc.*	11,690

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2013

Shares		Value
LONG-TERM INVESTMENTS — 99.5% (a) (Continued)
COMMON STOCKS — 98.6% (a) (Continued)
	Electronic Equipment, Instruments
	& Components — 1.1% (Continued)
3,000	Cognex Corporation	$94,080
1,100	Coherent, Inc.	67,595
1,700	Corning Incorporated	24,803
200	Edgetech International, Inc.*	0
22,100	Flextronics International Ltd.*	200,889
2,100	InvenSense Inc.*	37,002
4,200	Jabil Circuit, Inc.	91,056
3,200	Measurement Specialties, Inc.*	173,568
7,000	Methode Electronics, Inc.	196,000
17,600	Nam Tai Electronics, Inc.^	136,752
500	OSI Systems, Inc.*	37,235
2,000	Rogers Corporation*	118,960
8,900	Sanmina-SCI Corp.*	155,661
6,900	TE Connectivity Limited	357,282
1,700	Tech Data Corp.*	84,847
2,700	Trimble Navigation Ltd.*	80,217
500	Universal Display Corporation*	16,015
		2,313,964
	Energy Equipment & Services — 1.3%
400	Atwood Oceanics, Inc.*	22,016
1,600	Baker Hughes Incorporated	78,560
500	Cameron International Corp.*	29,185
200	Core Laboratories N.V.	33,842
500	Diamond Offshore Drilling, Inc.	31,160
1,300	Dril-Quip, Inc.*	149,175
1,900	Ensco PLC	102,125
4,500	FMC Technologies, Inc.*	249,390
5,100	Halliburton Co.	245,565
1,600	Helmerich & Payne, Inc.	110,320
8,500	Hercules Offshore, Inc.*	62,645
4,300	McDermott International, Inc.*	31,949
800	National-Oilwell Varco Inc.	62,488
10,200	Newpark Resources, Inc.*	129,132
3,300	Noble Corporation	124,641
3,400	Oceaneering International, Inc.	276,216
1,000	Oil States International, Inc.*	103,460
5,100	Parker Drilling Co.*	29,070
6,100	Patterson-UTI Energy, Inc.	130,418
500	Rowan Companies plc*	18,360
8,500	RPC, Inc.	131,495
2,900	Schlumberger Ltd.	256,244
3,100	Seadrill Ltd.	139,748
1,600	Tenaris S.A. - ADR	74,848
3,100	Weatherford International Ltd.*	47,523
		2,669,575
	Financial Services – Diversified — 1.4%
34,400	Bank of America Corp.	474,720
6,400	Berkshire Hathaway Inc. Cl B*	726,464
4,000	CBOE Holdings Inc.	180,920
8,400	Citigroup Inc.	407,484
500	CME Group Inc.	36,940
1,800	JPMorgan Chase & Co.	93,042
10,000	Leucadia National Corporation	272,400
1,600	MCGraw Hill Financial Inc.	104,944
900	Moody’s Corporation	63,297
1,100	MSCI Inc.*	44,286
2,700	The NASDAQ OMX Group, Inc.	86,643
7,700	NewStar Financial, Inc.*	140,679
5,100	NYSE Euronext	214,098
		2,845,917
	Food & Staples Retailing — 1.3%
9,300	Costco Wholesale Corp.	1,070,616
1,100	CVS Caremark Corporation	62,425
2,000	Fairway Group Holdings Corp.*	51,120
600	The Fresh Market, Inc.*	28,386
2,400	The Kroger Co.	96,816
3,300	PriceSmart, Inc.	314,292
23,500	Rite Aid Corporation*	111,860
800	Safeway Inc.	25,592
500	Sprouts Farmers Market, Inc.*	22,195
6,600	SUPERVALU Inc.*	54,318
1,600	Walgreen Company	86,080
1,800	Wal-Mart Stores, Inc.	133,128
9,500	Whole Foods Market, Inc.	555,750
		2,612,578
	Food Products — 1.5%
600	Annie’s, Inc.*	29,460
1,300	Archer-Daniels-Midland Company	47,892
7,000	B & G Foods Inc.	241,850
800	Bunge Limited	60,728
11,900	Chiquita Brands International, Inc.*	150,654
7,900	Green Mountain Coffee Roasters, Inc.*	595,107
1,000	The Hain Celestial Group, Inc.*	77,120
1,400	The Hershey Company	129,500
5,500	Hormel Foods Corporation	231,660
11,700	Inventure Foods, Inc.*	122,850
1,400	J & J Snack Foods Corp.	113,008
1,400	Kraft Foods Group, Inc.	73,416
600	Lifeway Foods, Inc.	8,106

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2013

Shares		Value
LONG-TERM INVESTMENTS — 99.5% (a) (Continued)
COMMON STOCKS — 98.6% (a) (Continued)
	Food Products — 1.5% (Continued)
4,500	McCormick & Company, Inc.	$291,150
1,100	Mead Johnson Nutrition Company	81,686
1,500	Sanderson Farms, Inc.	97,860
2,000	The J.M. Smucker Co.	210,080
10,700	SunOpta Inc.*	104,004
2,500	TreeHouse Foods, Inc.*	167,075
3,100	Tyson Foods, Inc.	87,668
4,100	Unilever N.V. NYS	154,652
3,809	WhiteWave Foods Company*	76,066
		3,151,592
	Gas Utilities — 0.1%
800	ONEOK, Inc.	42,656
4,400	Questar Corporation	98,956
900	Southwest Gas Corporation	45,000
		186,612
	Health Care Equipment & Supplies — 1.8%
1,700	Abbott Laboratories	56,423
4,400	Align Technology, Inc.*	211,728
1,000	ArthroCare Corporation*	35,580
600	C.R. Bard, Inc.	69,120
2,800	Baxter International Inc.	183,932
2,000	Becton, Dickinson and Company	200,040
23,300	Boston Scientific Corporation*	273,542
2,600	BSD Medical Corporation*	3,562
4,700	CareFusion Corporation*	173,430
3,500	Covidien PLC	213,290
1,300	Cyberonics, Inc.*	65,962
1,000	DENTSPLY International Inc.	43,410
600	Edwards Lifesciences Corp.*	41,778
5,300	Endologix, Inc.*	85,489
200	Intuitive Surgical, Inc.*	75,254
2,800	Medtronic, Inc.	149,100
2,200	Quidel Corporation*	62,480
2,200	ResMed Inc.	116,204
14,800	The Spectranetics Corporation*	248,344
4,800	St. Jude Medical, Inc.	257,472
7,300	Stryker Corp.	493,407
2,000	Symmetry Medical Inc.*	16,320
7,000	Varian Medical Systems, Inc.*	523,110
2,300	Zimmer Holdings, Inc.	188,922
		3,787,899
	Health Care Providers & Services — 2.5%
4,800	Acadia Healthcare Company, Inc.*	189,264
1,700	Addus HomeCare Corp.*	49,249
3,000	Aetna Inc.	192,060
3,800	Air Methods Corporation	161,880
1,900	AmerisourceBergen Corporation	116,090
15,000	AMN Healthcare Services, Inc.*	206,400
9,500	BioScrip, Inc.*	83,410
4,000	Cardinal Health, Inc.	208,600
1,100	Catamaran Corporation*	50,545
3,800	CIGNA Corp.	292,068
7,300	CorVel Corporation*	269,881
600	DaVita, Inc.*	34,140
1,400	The Ensign Group, Inc.	57,554
1,300	Express Scripts Holding Company*	80,314
1,100	HCA Holdings, Inc.	47,025
3,300	Health Net Inc.*	104,610
2,900	HEALTHSOUTH Corp.	99,992
4,400	Humana Inc.	410,652
300	Laboratory Corporation of
	America Holdings*	29,742
400	LifePoint Hospitals, Inc.*	18,652
4,200	McKesson Corp.	538,860
6,800	Molina Healthcare Inc.*	242,080
600	Omnicare, Inc.	33,300
5,900	Patterson Companies Inc.	237,180
6,100	Henry Schein, Inc.*	632,570
400	Tenet Healthcare Corp.*	16,476
1,100	UnitedHealth Group Incorporated	78,771
5,100	Universal Health Services, Inc. Cl B	382,449
1,000	VCA Antech, Inc.*	27,460
500	WellCare Health Plans Inc.*	34,870
2,800	WellPoint, Inc.	234,108
		5,160,252
	Health Care Technology — 0.5%
5,200	Allscripts Healthcare Solutions, Inc.*	77,324
900	athenahealth Inc.*	97,704
6,800	Cerner Corp.*	357,340
2,000	HealthStream, Inc.*	75,760
5,600	MedAssets, Inc.*	142,352
4,300	Omnicell, Inc.*	101,824
3,800	Quality Systems, Inc.	82,574
		934,878
	Hotels, Restaurants & Leisure — 5.9%
2,000	AFC Enterprises, Inc.*	87,180
1,800	Bob Evans Farms, Inc.	103,086
7,400	Boyd Gaming Corp.*	104,710
7,800	Brinker International, Inc.	316,134

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2013

Shares		Value
LONG-TERM INVESTMENTS — 99.5% (a) (Continued)
COMMON STOCKS — 98.6% (a) (Continued)
	Hotels, Restaurants & Leisure — 5.9% (Continued)
1,300	Buffalo Wild Wings Inc.*	$144,586
5,300	Caesars Entertainment Corp.*	104,463
5,900	The Cheesecake Factory Inc.	259,305
700	Chipotle Mexican Grill, Inc.*	300,090
3,600	Cracker Barrel Old Country Store, Inc.	371,664
1,400	Darden Restaurants, Inc.	64,806
2,100	DineEquity, Inc.	144,900
12,500	Domino’s Pizza, Inc.	849,375
1,600	Dover Motorsports, Inc.	3,856
3,800	Dunkin’ Brands Group Inc.	171,988
2,000	Home Inns & Hotels
	Management, Inc. - ADR*	66,400
1,400	Hyatt Hotels Corp.*	60,144
2,000	InterContinental Hotels Group PLC - ADR	58,420
4,500	International Game Technology	85,185
2,900	Jack in the Box Inc.*	116,000
14,760	Jamba, Inc.*	197,489
25,800	Krispy Kreme Doughnuts, Inc.*	498,972
6,200	Las Vegas Sands Corp.	411,804
800	LIFE TIME FITNESS, Inc.*	41,176
7,400	Luby’s, Inc.*	53,132
6,900	Marriott International Inc.	290,214
2,500	Marriott Vacations
	Worldwide Corporation*	110,000
1,200	McDonald’s Corp.	115,452
32,700	Melco Crown Entertainment Ltd. - ADR*	1,040,841
31,200	MGM Resorts International*	637,728
3,200	Monarch Casino & Resort, Inc.*	60,736
2,500	Multimedia Games Holding Company Inc.*	86,375
2,700	Panera Bread Co.*	428,031
8,600	Papa John’s International, Inc.	600,968
800	Penn National Gaming, Inc.*	44,288
1,200	Red Robin Gourmet Burgers Inc.*	85,320
1,400	Rick’s Cabaret International, Inc.*	16,506
21,500	Ruth’s Hospitality Group Inc.	254,990
17,100	Sonic Corp.*	303,525
24,900	Starbucks Corp.	1,916,553
6,300	Starwood Hotels & Resorts Worldwide, Inc.	418,635
10,900	The Wendy’s Company	92,432
4,100	Wyndham Worldwide Corp.	249,977
4,600	Wynn Resorts Ltd.	726,846
		12,094,282
	Household Durables — 2.3%
4,100	Beazer Homes USA, Inc.*	73,800
8,800	D.R. Horton, Inc.	170,984
1,000	Ethan Allen Interiors Inc.	27,870
2,500	Harman International Industries, Inc.	165,575
22,400	Hovnanian Enterprises, Inc.*	117,152
4,500	iRobot Corporation*	169,515
12,200	Jarden Corporation*	590,480
7,400	KB Home	133,348
12,700	La-Z-Boy Inc.	288,417
8,200	Leggett & Platt, Incorporated	247,230
10,200	Lennar Corporation	361,080
5,600	Libbey Inc.*	133,168
2,300	Mohawk Industries, Inc.*	299,575
3,800	Newell Rubbermaid Inc.	104,500
16,500	PulteGroup Inc.	272,250
2,700	The Ryland Group, Inc.	109,458
6,400	SodaStream International Ltd.*	399,296
8,100	SONY CORPORATION - SP-ADR	174,312
5,200	Standard Pacific Corp.*	41,132
3,200	Tempur-Pedic International Inc.*	140,672
6,100	Toll Brothers, Inc.*	197,823
4,800	Tupperware Brands Corp.	414,576
1,200	Whirlpool Corporation	175,728
		4,807,941
	Household Products — 0.3%
300	The Clorox Company	24,516
1,400	Colgate-Palmolive Co.	83,020
2,100	Energizer Holdings, Inc.	191,415
1,300	The Procter & Gamble Company	98,267
1,400	Spectrum Brands Holdings, Inc.	92,176
2,100	WD-40 Co.	136,290
		625,684
	Independent Power Producers &
	Energy Traders — 0.0%
1,300	NRG Energy, Inc.	35,529
	Industrial Conglomerates — 0.3%
1,100	3M Co.	131,351
900	Carlisle Companies Incorporated	63,261
600	Danaher Corporation	41,592
1,900	General Electric Company	45,391
8,000	Koninklijke Philips Electronics N.V. NYS	258,000
500	Siemens AG - SP-ADR	60,255
		599,850
	Insurance — 2.9%
800	ACE Limited	74,848
1,900	AEGON N.V. NYS	14,060
2,700	Aflac, Inc.	167,373
700	Allied World Assurance
	Company Holdings AG	69,573

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2013

Shares		Value
LONG-TERM INVESTMENTS — 99.5% (a) (Continued)
COMMON STOCKS — 98.6% (a) (Continued)
	Insurance — 2.9% (Continued)
3,000	The Allstate Corporation	$151,650
2,500	American Financial Group, Inc.	135,150
6,700	American International Group, Inc.	325,821
600	Aon PLC	44,664
3,300	Assurant, Inc.	178,530
2,400	Brown & Brown, Inc.	77,040
400	The Chubb Corporation	35,704
13,000	CNO Financial Group, Inc.	187,200
13,100	eHealth, Inc.*	422,606
900	Everest Re Group, Ltd.	130,869
2,900	Fidelity National Financial, Inc.	77,140
7,800	First American Financial Corporation	189,930
21,900	Genworth Financial Inc.*	280,101
1,500	Hanover Insurance Group Inc.	82,980
8,900	The Hartford Financial Services Group, Inc.	276,968
1,200	HCI Group, Inc.	49,008
5,900	Lincoln National Corporation	247,741
7,900	Marsh & McLennan Companies, Inc.	344,045
15,100	MBIA Inc.*	154,473
3,500	MetLife, Inc.	164,325
2,800	Platinum Underwriters Holdings, Ltd.	167,244
400	Principal Financial Group, Inc.	17,128
800	The Progressive Corporation	21,784
2,500	Protective Life Corporation	106,375
7,300	Prudential Financial, Inc.	569,254
3,700	Stewart Information Services Corporation	118,363
9,800	Torchmark Corp.	709,030
1,300	The Travelers Companies, Inc.	110,201
4,000	Unum Group	121,760
4,100	XL Group PLC	126,362
		5,949,300
	Internet & Catalog Retail — 3.3%
4,300	Amazon.com, Inc.*	1,344,352
13,600	Ctrip.com International, Ltd. - ADR*	794,648
7,600	Expedia, Inc.	393,604
39,100	Groupon, Inc.*	438,311
2,600	HomeAway Inc.*	72,800
3,000	HSN, Inc.	160,860
2,100	Liberty Interactive Corporation*	185,157
5,500	Liberty Interactive Corporation Cl A*	129,085
3,400	Netflix Inc.*	1,051,314
6,400	Nutrisystem, Inc.	92,032
14,300	Orbitz Worldwide, Inc.*	137,709
10,800	Overstock.com, Inc.*	320,436
900	Priceline.com Inc.*	909,855
2,000	Shutterfly, Inc.*	111,760
9,300	TripAdvisor Inc.*	705,312
400	Vipshop Holdings Ltd.- ADS*	22,720
		6,869,955
	Internet Software & Services — 5.4%
6,000	Akamai Technologies, Inc.*	310,200
4,000	Angie’s List Inc.*	90,000
800	AOL Inc.	27,664
5,600	Baidu, Inc. - SP-ADR*	869,008
10,700	BroadVision, Inc.*	101,650
800	CoStar Group Inc.*	134,320
3,400	Demandware Inc.*	157,522
1,500	Digital River, Inc.*	26,805
6,200	eBay Inc.*	345,898
200	Equinix, Inc.*	36,730
14,700	Facebook Inc.*	738,528
1,300	Google Inc.*	1,138,683
600	IAC/InterActiveCorp	32,802
14,600	Internet Initiative Japan Inc. - SP-ADR	210,094
2,300	j2 Global, Inc.	113,896
1,900	LinkedIn Corporation*	467,514
2,200	Liquidity Services Inc.*	73,832
1,500	MercadoLibre Inc.	202,365
800	Monster Worldwide, Inc.*	3,536
11,200	Move, Inc.*	189,840
3,300	NetEase.com Inc. - ADR	239,613
6,800	NIC Inc.	157,148
3,800	OpenTable, Inc.*	265,924
5,500	Pandora Media Inc.*	138,215
2,400	Points International Limited*	55,464
6,100	Qihoo 360 Technology Co. Ltd. - ADR*	507,520
6,200	Rackspace Hosting, Inc.*	327,112
2,600	Responsys, Inc.*	42,900
600	Shutterstock Inc.*	43,632
2,600	SINA Corporation*	211,042
4,600	Sohu.com Inc.*	362,618
2,500	Stamps.com Inc.*	114,825
12,000	Support.com Inc.*	65,400
6,200	Synacor Inc.*	15,996
3,200	Travelzoo Inc.*	84,928
2,200	Trulia, Inc.*	103,466
10,600	United Online, Inc.	84,588
10,800	ValueClick, Inc.*	225,180
2,300	VeriSign, Inc.*	117,047
3,100	VistaPrint N.V.*	175,212
4,300	Web.com Group Inc.*	139,062
22,800	Yahoo! Inc.*	756,048

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2013

Shares		Value
LONG-TERM INVESTMENTS — 99.5% (a) (Continued)
COMMON STOCKS — 98.6% (a) (Continued)
	Internet Software & Services — 5.4% (Continued)
6,500	Yandex N.V.*	$236,730
3,600	Yelp Inc.*	238,248
2,500	Youku Tudou Inc.*	68,500
6,500	YY Inc. - ADR*	304,070
8,600	Zillow, Inc.*	725,582
		11,076,957
	IT Services — 3.8%
4,900	Accenture PLC	360,836
3,600	Acxiom Corporation*	102,204
800	Alliance Data Systems Corporation*	169,176
2,800	Automatic Data Processing, Inc.	202,664
3,800	Broadridge Financial Solutions Inc.	120,650
6,400	Cognizant Technology Solutions Corp.*	525,568
1,000	Computer Sciences Corporation	51,740
1,700	CSG Systems International, Inc.	42,585
5,200	DST Systems, Inc.	392,132
2,800	EPAM Systems, Inc.*	96,600
600	Euronet Worldwide, Inc.*	23,880
13,600	Fidelity National Information Services, Inc.	631,584
3,200	Fiserv, Inc.*	323,360
2,000	FleetCor Technologies Inc.*	220,320
3,500	Gartner, Inc.*	210,000
1,400	Genpact Limited*	26,432
10,600	Jack Henry & Associates, Inc.	547,066
1,100	iGATE Corporation*	30,536
700	Infosys Limited - SP-ADR	33,677
1,500	Mastercard, Inc.	1,009,170
1,200	MAXIMUS, Inc.	54,048
2,400	NeuStar, Inc.*	118,752
5,800	Paychex, Inc.	235,712
14,200	Sapient Corp.*	221,094
4,300	Sykes Enterprises, Incorporated*	77,013
3,800	TeleTech Holdings, Inc.*	95,342
6,700	Total System Services, Inc.	197,114
3,100	Vantiv, Inc.*	86,614
7,100	VeriFone Systems, Inc.*	162,306
7,100	Visa Inc.	1,356,810
		7,724,985
	Leisure Equipment & Products — 0.2%
1,100	Hasbro, Inc.	51,854
5,500	Nautilus, Inc.*	39,710
1,300	Polaris Industries Inc.	167,934
11,800	Smith & Wesson Holding Corporation*	129,682
1,300	Sturm, Ruger & Company, Inc.	81,419
		470,599
	Life Sciences Tools & Services — 1.0%
9,900	Affymetrix, Inc.*	61,380
4,500	Agilent Technologies, Inc.	230,625
1,000	Bruker Corp.*	20,650
2,200	Illumina, Inc.*	177,826
1,200	Mettler-Toledo International Inc.*	288,108
14,600	Parexel International Corp.*	733,358
3,500	PerkinElmer, Inc.	132,125
2,900	Thermo Fisher Scientific, Inc.	267,235
1,200	Waters Corp.*	127,452
		2,038,759
	Machinery — 3.4%
1,300	AGCO Corporation	78,546
7,500	Alamo Group Inc.	366,825
800	Albany International Corporation	28,696
5,500	Barnes Group Inc.	192,060
400	Caterpillar Inc.	33,348
5,359	CNH Industrial N.V.*	66,990
3,900	Columbus McKinnon Corporation*	93,717
4,900	Crane Co.	302,183
1,500	Cummins Inc.	199,305
900	Deere & Company	73,251
2,700	Donaldson Company, Inc.	102,951
2,700	Dover Corporation	242,541
400	The ExOne Company*	17,040
1,100	Graco Inc.	81,466
5,500	Hardinge, Inc.	84,975
7,300	IDEX Corporation	476,325
3,300	Illinois Tool Works Inc.	251,691
3,000	Ingersoll-Rand PLC	194,820
600	ITT Corp.	21,570
2,000	Joy Global Inc.	102,080
2,000	Kennametal Inc.	91,200
2,200	Lincoln Electric Holdings, Inc.	146,564
4,000	The Manitowoc Company, Inc.	78,320
13,500	Mueller Water Products, Inc.	107,865
700	Navistar International Corp.*	25,536
1,900	Nordson Corporation	139,897
2,100	PACCAR Inc.	116,886
5,400	Pall Corp.	416,016
3,600	Parker Hannifin Corp.	391,392
1,900	Pentair Ltd.	123,386
900	Proto Labs, Inc.*	68,751
8,800	Snap-On, Inc.	875,600
2,300	Stanley Black & Decker Inc.	208,311
2,600	Tennant Company	161,200
11,700	Terex Corp.*	393,120
1,900	The Timken Company	114,760

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2013

Shares		Value
LONG-TERM INVESTMENTS — 99.5% (a) (Continued)
COMMON STOCKS — 98.6% (a) (Continued)
	Machinery — 3.4% (Continued)
1,300	The Toro Co.	$70,655
2,600	TriMas Corporation*	96,980
1,500	Trinity Industries, Inc.	68,025
4,700	Wabtec Corporation	295,489
400	Watts Water Technologies, Inc.	22,548
		7,022,881
	Marine — 0.0%
11,000	DryShips Inc.*	38,940
	Media — 4.3%
4,700	CBS Corp. Cl B Non-Voting	259,252
700	Charter Communications, Inc.*	94,332
2,600	Comcast Corp.	117,390
4,100	DIRECTV*	244,975
9,200	Discovery Communications, Inc.*	776,664
3,400	DISH Network Corp.	153,034
5,900	The Walt Disney Co.	380,491
2,500	DreamWorks Animation SKG, Inc.*	71,150
12,500	Emmis Communications Corporation*	33,625
4,100	Entravision Communications Corporation	24,190
1,000	Grupo Televisa S.A.B. - SP-ADR	27,950
4,000	IMAX Corp.*	120,960
16,600	The Interpublic Group of Companies, Inc.	285,188
700	Lamar Advertising Company*	32,921
1,316	Liberty Global plc Cl A*	104,425
385	Liberty Global plc Series C*	29,040
1,100	Liberty Media Corporation*	161,865
10,600	LIN Media LLC*	215,074
8,400	Lions Gate Entertainment Corp.*	294,420
9,000	Live Nation Entertainment, Inc.*	166,950
19,000	Media General, Inc.*	270,940
3,700	Morningstar, Inc.	293,262
4,400	The New York Times Company*	55,308
5,700	Nexstar Broadcasting Group, Inc.	253,678
5,300	Omnicom Group Inc.	336,232
800	Reed Elsevier N.V. - SP-ADR	32,080
3,700	Scripps Networks Interactive	289,007
4,700	Sinclair Broadcast Group, Inc.	157,544
186,600	Sirius XM Radio Inc.	722,142
14,600	Starz-Liberty Capital*	410,698
2,300	Time Warner Cable Inc.	256,680
14,900	Time Warner Inc.	980,569
18,600	Twenty-First Century Fox, Inc. Cl B	621,240
2,000	Valassis Communications, Inc.	57,760
6,300	Viacom Inc. Cl B	526,554
		8,857,590
	Metals & Mining — 0.8%
2,100	AK Steel Holding Corporation*	7,875
600	Allegheny Technologies, Inc.	18,312
1,000	AngloGold Ashanti Limited - SP-ADR	13,280
4,800	Barrick Gold Corporation	89,376
500	BHP Billiton Limited - SP-ADR	33,250
1,800	Cliffs Natural Resources Inc.	36,900
2,000	Eldorado Gold Corporation	13,420
6,800	Freeport-McMoRan Copper & Gold Inc.	224,944
1,000	Goldcorp, Inc.	26,010
4,600	Hecla Mining Co.	14,444
2,300	IAMGOLD Corp.	10,925
3,800	Kinross Gold Corp.	19,190
4,400	Mechel - SP-ADR*	14,124
23,300	New Gold Inc.*	139,334
2,200	Newmont Mining Corporation	61,820
17,600	NovaGold Resources Inc.*	40,832
1,600	Nucor Corporation	78,432
5,000	Pan American Silver Corporation	52,750
1,175	Pilot Gold Inc.*^	1,255
12,500	Rare Element Resources Ltd.*^	33,375
600	Reliance Steel & Aluminum Co.	43,962
600	Rio Tinto PLC - SP-ADR	29,256
2,400	Silver Wheaton Corporation	59,448
1,000	Southern Copper Corp.	27,240
1,700	Steel Dynamics, Inc.	28,407
10,700	Stillwater Mining Company*	117,807
17,100	Taseko Mines Ltd.*	34,884
1,000	Teck Resources Ltd. Cl B	26,840
8,300	United States Steel Corporation	170,897
1,100	US Silica Holdings Inc.	27,390
2,100	Vale SA - SP-ADR	32,781
2,800	Walter Energy, Inc.	39,284
2,800	Worthington Industries, Inc.	96,404
4,900	Yamana Gold Inc.	50,960
		1,715,408
	Multiline Retail — 0.9%
1,300	Big Lots, Inc.*	48,217
5,000	Dollar General Corp.*	282,300
6,300	Dollar Tree, Inc.*	360,108
2,100	Family Dollar Stores, Inc.	151,242
1,400	Kohl’s Corp.	72,450
8,300	Macy’s, Inc.	359,141
3,800	Nordstrom, Inc.	213,560
1,156	Sears Canada Inc.	14,141
3,300	Target Corp.	211,134
8,500	Tuesday Morning Corporation*	129,795
		1,842,088

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2013

Shares		Value
LONG-TERM INVESTMENTS — 99.5% (a) (Continued)
COMMON STOCKS — 98.6% (a) (Continued)
	Multi-Utilities — 0.1%
3,300	NiSource Inc.	$101,937
2,000	Vectren Corporation	66,700
		168,637
	Office Electronics — 0.0%
700	Zebra Technologies Corporation*	31,871
	Oil, Gas & Consumable Fuels — 2.2%
2,000	Alpha Natural Resources, Inc.*	11,920
700	Anadarko Petroleum Corp.	65,093
300	Apache Corp.	25,542
8,800	Arch Coal, Inc.	36,168
13,200	Cabot Oil & Gas Corporation	492,624
7,200	Carrizo Oil & Gas, Inc.*	268,632
10,400	Cheniere Energy, Inc.*	355,056
4,800	Chesapeake Energy Corporation	124,224
1,700	Clean Energy Fuels Corporation*	21,726
1,300	Concho Resources Inc.*	141,453
3,100	ConocoPhillips	215,481
400	Continental Resources, Inc.*	42,904
900	Crosstex Energy, Inc.	18,801
700	Devon Energy Corporation	40,432
500	Energen Corporation	38,195
300	EOG Resources, Inc.	50,784
300	EQT Corporation	26,616
400	Exxon Mobil Corporation	34,416
3,600	Gulfport Energy Corporation*	231,624
2,700	Hess Corp.	208,818
10,900	Ivanhoe Energy, Inc.*	8,829
23,100	James River Coal Company*	45,738
21,100	Kodiak Oil & Gas Corp.*	254,466
2,700	Marathon Oil Corp.	94,176
1,000	Matador Resources Company*	16,330
1,400	Newfield Exploration Company*	38,318
2,000	Noble Energy, Inc.	134,020
900	Northern Oil & Gas, Inc.*	12,987
1,500	Oasis Petroleum Inc.*	73,695
1,500	Occidental Petroleum Corp.	140,310
1,800	Petroleo Brasileiro S.A. - ADR	27,882
1,000	Pioneer Natural Resources Co.	188,800
8,500	Rentech, Inc.	16,830
5,200	SandRidge Energy Inc.*	30,472
1,300	Spectra Energy Corporation	44,499
3,000	Stone Energy Corporation*	97,290
2,600	Suncor Energy, Inc.	93,028
16,100	TransGlobe Energy Corp.*	126,385
4,000	Western Refining, Inc.	120,160
4,000	Whiting Petroleum Corp.*	239,400
5,700	The Williams Companies, Inc.	207,252
		4,461,376
	Paper & Forest Products — 0.4%
11,900	P.H. Glatfelter Co.	322,133
2,900	International Paper Co.	129,920
1,400	KapStone Paper and Packaging
	Corporation	59,920
6,400	Louisiana-Pacific Corp.*	112,576
3,500	Schweitzer-Mauduit International, Inc.	211,855
		836,404
	Personal Products — 0.3%
3,200	Herbalife Ltd.	223,264
1,700	The Estee Lauder Companies Inc.	118,830
1,700	Medifast, Inc.*	45,713
1,300	Nu Skin Enterprises, Inc.	124,462
		512,269
	Pharmaceuticals — 1.8%
2,000	AbbVie Inc.	89,460
1,400	Actavis Inc.*	201,600
2,200	Allergan, Inc.	198,990
14,800	AVANIR Pharmaceuticals Inc.*	62,752
1,100	Bristol-Myers Squibb Company	50,908
1,600	Endo Health Solutions Inc.*	72,704
1,600	Forest Laboratories, Inc.*	68,464
600	GlaxoSmithKline-PLC - SP-ADR	30,102
4,500	Jazz Pharmaceuticals, Inc.*	413,865
5,400	Johnson & Johnson	468,126
2,200	Eli Lilly and Co.	110,726
400	Mallinckrodt PLC*	17,636
2,200	The Medicines Company*	73,744
1,700	Merck & Co., Inc.	80,937
1,500	Mylan, Inc.*	57,255
1,200	Novartis AG - ADR	92,052
400	Novo Nordisk A/S - SP-ADR	67,688
1,200	Perrigo Co.	148,056
2,500	Pfizer Inc.	71,775
2,400	Questcor Pharmaceuticals, Inc.	139,200
1,100	Repros Therapeutics Inc.*	29,480
700	Salix Pharmaceuticals, Ltd.*	46,816
3,900	Sanofi - ADR	197,457
1,100	Santarus Inc.*	24,827
5,000	SciClone Pharmaceuticals, Inc.*	25,350
1,400	Shire PLC- ADR	167,846
1,800	Valeant Pharmaceuticals International, Inc.*	187,794

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2013

Shares		Value
LONG-TERM INVESTMENTS — 99.5% (a) (Continued)
COMMON STOCKS — 98.6% (a) (Continued)
	Pharmaceuticals — 1.8% (Continued)
7,800	ViroPharma Inc.*	$306,540
9,500	VIVUS Inc.*	88,540
		3,590,690
	Professional Services — 1.0%
1,200	51job, Inc. - ADR*	86,184
1,800	The Advisory Board Company*	107,064
700	The Dun & Bradstreet Corporation	72,695
1,200	Franklin Covey Co.*	21,540
1,000	FTI Consulting, Inc.*	37,800
3,300	IHS Inc.*	376,794
600	Kelly Services, Inc.	11,682
3,500	Manpowergroup Inc.	254,590
12,800	On Assignment, Inc.*	422,400
2,200	Robert Half International, Inc.	85,866
1,400	RPX Corporation*	24,542
2,800	Towers Watson & Company	299,488
4,800	TrueBlue, Inc.*	115,248
1,900	Verisk Analytics, Inc.*	123,424
1,500	VSE Corporation	70,425
		2,109,742
	Real Estate Management &
	Development — 0.0%
2,000	CBRE Group, Inc.*	46,260
200	The Howard Hughes Corporation*	22,474
		68,734
	Road & Rail — 1.3%
1,500	Arkansas Best Corporation	38,505
13,900	Avis Budget Group, Inc.*	400,737
300	Canadian Pacific Railway Limited	36,990
5,600	CSX Corp.	144,144
22,700	Hertz Global Holdings, Inc.*	503,032
5,100	J.B. Hunt Transportation Services, Inc.	371,943
3,500	Kansas City Southern	382,760
1,600	Norfolk Southern Corporation	123,760
5,400	Old Dominion Freight Line, Inc.*	248,346
500	Ryder Systems, Inc.	29,850
2,200	Union Pacific Corp.	341,748
300	YRC Worldwide, Inc.*	5,064
		2,626,879
	Semiconductors & Semiconductor
	Equipment — 3.2%
5,000	Advanced Energy Industries, Inc.*	87,600
23,900	Advanced Micro Devices, Inc.*	90,820
2,100	Analog Devices, Inc.	98,805
9,600	Applied Materials, Inc.	168,384
1,600	Applied Micro Circuits Corporation*	20,640
4,700	ARM Holdings plc - SP-ADR	226,164
1,100	ASML Holding N.V. NYS	108,636
14,500	Atmel Corporation*	107,880
2,000	Avago Technologies Ltd.	86,240
900	Broadcom Corporation	23,409
4,000	Canadian Solar Inc.*	67,960
5,300	Cavium Inc.*	218,360
2,000	ChipMOS TECHNOLOGIES (Bermuda) LTD.	35,960
2,900	Cirrus Logic, Inc.*	65,772
6,100	Cree, Inc.*	367,159
3,300	Cypress Semiconductor Corp.*	30,822
14,100	Entegris Inc.*	143,115
7,500	Fairchild Semiconductor International, Inc.*	104,175
9,000	First Solar, Inc.*	361,890
4,500	Himax Technologies, Inc. - ADR	45,000
13,900	Integrated Device Technology, Inc.*	130,938
1,800	Intel Corporation	41,256
2,500	International Rectifier Corporation*	61,925
10,800	JA Solar Holdings Company, Ltd. - ADR*^	109,836
3,500	KLA-Tencor Corp.	212,975
16,400	Kulicke and Soffa Industries, Inc.*	189,420
2,000	Lam Research Corporation*	102,380
11,100	Lattice Semiconductor Corp.*	49,506
15,000	LDK Solar Company Ltd. - ADR*	28,950
3,100	Linear Technology Corporation	122,946
34,400	LSI Corp.	269,008
1,700	LTX-Credence Corporation*	11,186
10,900	Marvell Technology Group Ltd.	125,350
1,800	Microchip Technology Inc.	72,522
15,200	Micron Technology, Inc.*	265,544
2,200	Mindspeed Technologies Inc.*	6,688
5,100	NVIDIA Corp.	79,356
5,400	NXP Semiconductors N.V.*	200,934
2,900	OmniVision Technologies, Inc.*	44,399
18,400	ON Semiconductor Corp.*	134,320
8,400	PDF Solutions, Inc.*	178,500
700	PMC-Sierra, Inc.*	4,634
14,900	Rambus Inc.*	140,060
3,200	ReneSola Ltd. - ADR*	15,968
13,500	RF Micro Devices, Inc.*	76,140
1,200	Rubicon Technology, Inc.*	14,532
600	Sigma Designs, Inc.*	3,354
9,000	Skyworks Solutions, Inc.*	223,560
7,300	SunEdison, Inc.*	58,181

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2013

Shares		Value
LONG-TERM INVESTMENTS — 99.5% (a) (Continued)
COMMON STOCKS — 98.6% (a) (Continued)
	Semiconductors & Semiconductor
	Equipment — 3.2% (Continued)
6,600	SunPower Corporation*	$172,656
8,300	Taiwan Semiconductor Manufacturing
	Company Ltd. - SP-ADR	140,768
10,100	Texas Instruments Incorporated	406,727
1,800	Trina Solar Limited - SP-ADR*	27,828
17,100	TriQuint Semiconductor, Inc.*	139,023
2,300	Veeco Instruments Inc.*	85,629
3,200	Xilinx, Inc.	149,952
15,100	Yingli Green Energy
	Holding Co. Ltd. - ADR*	104,794
		6,660,536
	Software — 3.4%
1,100	Activision Blizzard, Inc.	18,337
6,100	Adobe Systems Inc.*	316,834
5,900	Advent Software, Inc.	187,325
2,800	Autodesk, Inc.*	115,276
1,300	AVG Technologies N.V.*	31,122
900	BroadSoft Inc.*	32,427
4,100	CA, Inc.	121,647
4,800	Cadence Design Systems, Inc.*	64,800
3,900	Check Point Software Technologies Ltd.*	220,584
2,300	Citrix Systems, Inc.*	162,403
3,200	Compuware Corp.	35,840
200	Concur Technologies, Inc.*	22,100
1,500	Ebix, Inc.	14,910
5,600	Electronic Arts Inc.*	143,080
300	FactSet Research Systems Inc.	32,730
4,900	Fair Isaac Corp.	270,872
5,500	Fortinet Inc.*	111,430
14,200	Giant Interactive Group Inc. - ADR	129,504
5,200	Glu Mobile Inc.*	14,508
1,200	Imperva Inc.*	50,424
8,500	Infoblox, Inc.*	355,470
6,500	Informatica Corp.*	253,305
800	Intuit Inc.	53,048
12,200	Mentor Graphics Corporation	285,114
4,900	NetSuite Inc.*	528,906
1,000	NQ Mobile Inc. - ADR*	21,790
4,300	Oracle Corp.	142,631
800	Pegasystems Inc.	31,848
6,000	Progress Software Corporation*	155,280
1,100	PTC Inc.*	31,273
4,400	QLIK Technologies Inc.*	150,656
600	Red Hat, Inc.*	27,684
2,400	Rosetta Stone, Inc.*	38,952
700	Rovi Corporation*	13,419
6,300	Salesforce.com, Inc.*	327,033
300	SAP AG - SP-ADR	22,176
2,300	Sourcefire Inc.*	174,616
300	Splunk, Inc.*	18,012
1,900	SS&C Technologies Holdings, Inc.*	72,390
13,400	Symantec Corp.	331,650
1,300	Synchronoss Technologies, Inc.*	49,478
8,000	Synopsys, Inc.*	301,600
3,100	Take-Two Interactive Software, Inc.*	56,296
1,000	Tangoe, Inc.*	23,860
700	TIBCO Software Inc.*	17,913
1,600	TiVo Inc.*	19,904
10,300	Tyler Technologies, Inc.*	900,941
1,100	The Ultimate Software Group, Inc.*	162,140
2,200	Virnetx Holding Corporation*	44,880
3,300	VMware Inc.*	266,970
25,700	Zynga Inc.*	94,576
		7,069,964
	Specialty Retail — 6.7%
1,000	Aeropostale, Inc.*	9,400
900	ANN INC.*	32,598
1,800	AutoNation, Inc.*	93,906
900	AutoZone, Inc.*	380,457
5,100	Bed Bath & Beyond Inc.*	394,536
21,600	Best Buy Co., Inc.	810,000
36,000	Borders Group, Inc.*(b)	—
2,100	Cabela’s Incorporated*	132,363
12,400	CarMax, Inc.*	601,028
700	The Children’s Place Retail Stores, Inc.*	40,502
4,400	Coldwater Creek Inc.*	7,568
2,800	Conn’s, Inc.*	140,112
11,200	Dick’s Sporting Goods, Inc.	597,856
2,000	DSW, Inc.	170,640
3,600	Express, Inc.*	84,924
2,000	Five Below, Inc.*	87,500
4,200	Francesca’s Holdings Corporation*	78,288
6,500	GameStop Corporation	322,725
8,400	The Gap, Inc.	338,352
1,900	GNC Acquisition Holdings Inc.	103,797
4,400	Group 1 Automotive, Inc.	341,792
10,600	hhgregg, Inc.*	189,846
11,600	The Home Depot, Inc.	879,860
600	Jos. A. Bank Clothiers, Inc.*	26,376
1,700	L Brands, Inc.	103,870
19,700	Lithia Motors, Inc.	1,437,312

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2013

Shares		Value
LONG-TERM INVESTMENTS — 99.5% (a) (Continued)
COMMON STOCKS — 98.6% (a) (Continued)
	Specialty Retail — 6.7% (Continued)
23,000	Lowe’s Companies, Inc.	$1,095,030
11,000	Lumber Liquidators Holdings, Inc.*	1,173,150
45,600	Office Depot, Inc.*	220,248
17,400	OfficeMax Inc.	222,546
5,300	O’Reilly Automotive, Inc.*	676,227
2,000	Pacific Sunwear of California, Inc.*	6,000
3,900	PetSmart, Inc.	297,414
3,200	Pier 1 Imports, Inc.	62,464
3,200	Rent-A-Center, Inc.	121,920
1,000	Restoration Hardware Holdings Inc.*	63,350
5,500	Ross Stores, Inc.	400,400
500	Select Comfort Corporation*	12,175
1,100	Signet Jewelers Ltd.	78,815
8,900	Sonic Automotive, Inc.	211,820
9,800	Staples, Inc.	143,570
1,500	Tiffany & Co.	114,930
2,000	The Tile Shop Holdings, Inc.*	58,980
6,300	The TJX Companies, Inc.	355,257
2,300	Tractor Supply Company	154,491
1,500	Ulta Salon, Cosmetics & Fragrance, Inc.*	179,190
1,900	Urban Outfitters, Inc.*	69,863
1,600	Vitamin Shoppe, Inc.*	70,000
8,100	Williams-Sonoma, Inc.	455,220
11,100	Zale Corporation*	168,720
		13,817,388
	Telecommunication Services –
	Diversified — 0.5%
40,000	8x8, Inc.*	402,800
4,000	BT Group plc - SP-ADR	221,200
1,200	Level 3 Communications, Inc.*	32,028
10,700	tw telecom inc.*	319,555
2,000	Windstream Holdings, Inc.	16,000
		991,583
	Telecommunication Services –
	Wireless — 0.4%
500	Crown Castle International Corp.*	36,515
11,800	Leap Wireless International, Inc.*	186,322
1,000	Mobile TeleSystems - SP-ADR	22,260
4,400	NII Holdings Inc.*	26,708
2,800	SBA Communications Corporation*	225,288
1,500	Telephone and Data Systems, Inc.	44,325
9,900	T-Mobile US, Inc.	257,103
600	Vodafone Group Plc - SP-ADR	21,108
		819,629
	Textiles, Apparel & Luxury Goods — 2.4%
4,600	Carter’s, Inc.	349,094
2,400	Crocs, Inc.*	32,664
2,000	Deckers Outdoor Corporation*	131,840
19,800	Fifth & Pacific Companies, Inc.*	497,574
8,400	Gildan Activewear Inc.	390,096
6,000	Hanesbrands, Inc.	373,860
8,900	Iconix Brand Group, Inc.*	295,658
7,300	Joe’s Jeans, Inc.*	7,811
3,200	Lululemon Athletica Inc.*	233,888
12,100	Luxottica Group SpA - ADR	636,097
4,500	Michael Kors Holdings Ltd.*	335,340
2,300	Movado Group, Inc.	100,625
6,700	NIKE, Inc. Cl B	486,688
1,300	PVH Corp.	154,297
600	Ralph Lauren Corporation	98,838
4,100	Skechers U.S.A., Inc.*	127,551
3,900	Under Armour, Inc.*	309,855
1,400	VF Corp.	278,670
1,500	Wolverine World Wide, Inc.	87,345
		4,927,791
	Thrifts & Mortgage Finance — 0.4%
8,100	Bank Mutual Corporation	50,787
500	BofI Holding, Inc.*	32,430
2,700	Hudson City Bancorp, Inc.	24,435
3,900	MGIC Investment Corporation*	28,392
2,200	Nationstar Mortgage Holdings, Inc.*	123,706
2,400	Northwest Bancshares, Inc.	31,728
6,400	Ocwen Financial Corporation*	356,928
8,700	Radian Group Inc.	121,191
		769,597
	Tobacco — 0.0%
1,000	Altria Group, Inc.	34,350
400	Philip Morris International Inc.	34,636
		68,986
	Trading Companies & Distributors — 0.4%
2,100	Fastenal Co.	105,525
1,900	W.W. Grainger, Inc.	497,249
3,200	H&E Equipment Services, Inc.*	84,992
1,000	TAL International Group, Inc.	46,730
200	TransDigm Group, Inc.	27,740
2,100	United Rentals, Inc.*	122,409
		884,645
	Transportation Infrastructure — 0.0%
700	Wesco Aircraft Holdings, Inc.*	14,651

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2013

Shares		Value
LONG-TERM INVESTMENTS — 99.5% (a) (Continued)
COMMON STOCKS — 98.6% (a) (Continued)
	Water Utilities — 0.1%
1,000	American States Water Company	$27,560
1,125	Aqua America Inc.	27,821
11,300	Consolidated Water Co., Ltd.	169,161
		224,542
	Total common stocks
	(cost $151,700,546)	203,054,307
PUBLICLY TRADED PARTNERSHIPS — 0.3% (a)
	Auto Components — 0.0%
700	Icahn Enterprises L.P.	58,289
	Capital Markets — 0.1%
2,600	The Carlyle Group LP	66,872
8,800	Fortress Investment Group LLC	69,872
1,700	Lazard Ltd.	61,234
		197,978
	Chemicals — 0.0%
900	Rentech Nitrogen Partners L.P.	22,068
	Financial Services Diversified — 0.1%
600	KKR Financial Holdings LLC	6,198
1,900	Texas Pacific Land Trust	160,607
		166,805
	Oil, Gas & Consumable Fuels — 0.1%
700	Calumet Specialty Products Partners, L.P.	19,103
1,900	Linn Energy LLC	49,248
600	ONEOK Partners, L.P.	31,806
		100,157
	Total publicly traded partnerships
	(cost $537,973)	545,297
REITS — 0.5% (a)
	Real Estate Investment Trusts — 0.5%
800	American Tower Corp.	59,304
800	CBL & Associates Properties, Inc.	15,280
4,500	Chimera Investment Corporation	13,680
2,100	CubeSmart	37,464
500	Extra Space Storage Inc.	22,875
400	HCP, Inc.	16,380
2,000	Medical Properties Trust Inc.	24,340
5,500	OMEGA Healthcare Investors, Inc.	164,285
1,800	Parkway Properties, Inc.	31,986
600	Prologis, Inc.	22,572
700	Regency Centers Corporation	33,845
3,500	Sovran Self Storage, Inc.	264,880
4,400	STAG Industrial, Inc.	88,528
300	Sunstone Hotel Investors, Inc.	3,822
3,100	Tanger Factory Outlet Centers, Inc.	101,215
3,600	Western Asset Mortgage Capital Corp.	57,564
800	Weyerhaeuser Company	22,904
	Total REITS (cost $907,486)	980,924
WARRANTS — 0.0% (a)
	Insurance — 0.0%
3,150	American International Group, Inc.*,
	Expiration Date - 01/19/21,
	Exercise Price - $45.00	59,693
	Total warrants (cost $47,259)	59,693
PREFERRED STOCKS — 0.1% (a)
	Beverages — 0.1%
2,000	Companhia de Bebidas das
	Americas Preferred - SP-ADR	76,700
	Commercial Banks — 0.0%
1,600	Banco Bradesco S.A. - ADR	22,208
1,500	Itau Unibanco Holding S.A. - ADR	21,180
		43,388
	Total preferred stocks (cost $86,799)	120,088
	Total investments — 99.5%
	(cost $153,280,063)	204,760,309
	Cash and receivables,
	less liabilities — 0.5% (a)	1,118,367
	TOTAL NET ASSETS — 100.0%	$205,878,676

*	Non-income producing security.
^	Passive Foreign Investment Company (PFIC)
(a)	Percentages for the various classifications relate to net assets.
(b)
This security was fair valued as determined by the adviser using procedures approved by the Board of Directors and is classified as level 3.  As of September 30, 2013, the value of this security was $0 which represents 0.0% of total net assets.

ADR – Unsponsored American
Depositary Receipt
ADS – American Depositary Share
AG –  German Corporation
A/S – Danish Company
L.P. – Limited Partnership
N.V. – Dutch Public Limited
Liability Co.
NYS – New York Registered Shares
PLC – Public Limited Company
S.A. – Sociedad Anónima
S.A.B. – Sociedad Anónima Bursetil
SP - ADR – Sponsored American Depositary Receipt
SpA – Italian Corporation

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI & S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2013

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $27,117)	$2,541,933
Total investment income	2,541,933

EXPENSES:
Management fees	1,856,826
Transfer agent fees	282,505
Administrative and accounting services	247,422
Distribution fees	178,989
Custodian fees	115,449
Insurance expense	65,829
Professional fees	45,169
Registration fees	44,153
Printing and postage expense	37,325
Board of Directors fees	28,000
Chief Compliance Officer fees	23,000
Overdraft fees	2,334
Other expenses	14,083
Total expenses	2,941,084
NET INVESTMENT LOSS	(399,151)
NET REALIZED GAIN ON INVESTMENTS	11,866,899
NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS	26,278,715
NET GAIN ON INVESTMENTS	38,145,614
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$37,746,463

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended September 30, 2013 and 2012

	2013	2012
OPERATIONS:
Net investment loss	$(399,151)	$(705,833)
Net realized gain on investments	11,866,899	2,601,844
Net increase in unrealized appreciation on investments	26,278,715	46,128,097
Net increase in net assets resulting from operations	37,746,463	48,024,108
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net capital gains ($0.62743 per share)	(1,885,775)	—
FUND SHARE ACTIVITIES:
Proceeds from shares issued (827,098 and 914,026 shares, respectively)	52,428,676	50,025,921
Net asset value of shares issued in distributions reinvested (31,377 shares)	1,783,482	—
Cost of shares redeemed (1,132,566 and 2,042,077 shares, respectively)	(70,266,908)	(111,159,830)
Net decrease in net assets derived from Fund share activities	(16,054,750)	(61,133,909)
TOTAL INCREASE (DECREASE)	19,805,938	(13,109,801)
NET ASSETS AT THE BEGINNING OF THE YEAR	186,072,738	199,182,539
NET ASSETS AT THE END OF THE YEAR (Includes accumulated net investment
loss of $(61,264) and $(623,313), respectively)	$205,878,676	$186,072,738

The accompanying notes to financial statements are an integral part of these statements.

Reynolds Blue Chip Growth Fund
FINANCIAL HIGHLIGHTS
(Selected data for each share of the Fund outstanding throughout each year)

	Years Ended September 30,
	2013	2012	2011	2010	2009
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$58.97	$46.50	$48.29	$41.87	$31.85
Income from investment operations:
Net investment loss (a)	(0.14)	(0.19)	(0.27)	(0.25)	(0.42)
Net realized and unrealized
gains (loss) on investments	13.25	12.66	(1.52)	6.67	10.44
Total from investment operations	13.11	12.47	(1.79)	6.42	10.02
Less distributions:
Distributions from net investment income	—	—	—	—	—
Distributions from net realized gains	(0.63)	—	—	—	—
Total from distributions	(0.63)	—	—	—	—
Net asset value, end of year	$71.45	$58.97	$46.50	$48.29	$41.87
TOTAL RETURN	22.50%	26.82%	(3.71%)	15.33%	31.46%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s $)	205,879	186,073	199,183	116,043	48,553
Ratio of expenses (after reimbursement) to average net assets*	1.58%	1.53%	1.55%	1.80%	2.00%
Ratio of net investment loss to average net assets**	(0.21%)	(0.34%)	(0.49%)	(0.55%)	(1.24%)
Portfolio turnover rate	133%	99%	55%	80%	527%

(a)	Amount calculated based on average shares outstanding throughout the year.
*	Computed after giving effect to adviser’s expense limitation undertaking. If the Fund had paid all of its expenses for the year ended September 30, 2009, the ratio would have been 2.51%.
**	If the Fund had paid all of its expenses for the year ended September 30, 2009, the ratio would have been (1.75%).

The accompanying notes to financial statements are an integral part of this statement.

NOTES TO FINANCIAL STATEMENTS
September 30, 2013

(1)	Summary of Significant Accounting Policies —

The following is a summary of significant accounting policies of the Reynolds Funds, Inc. (the “Company”), which is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “Act”), as amended. This Company consists of one fund: the Reynolds Blue Chip Growth Fund (the “Fund”). The Company was incorporated under the laws of Maryland on April 28, 1988.

The investment objective of the Fund is to produce long-term growth of capital by investing in a diversified portfolio of common stocks issued by well- established growth companies commonly referred to as “blue chip” companies.

(a)  Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Securities which are traded on the Nasdaq National Markets are valued at the Nasdaq Official Closing Price, or if no sale is reported, the latest bid price. Short-term investments with maturities of 60 days or less are valued at amortized cost which approximates value. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. The fair value of a security is the amount which the Fund might receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange.

Reynolds Blue Chip Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2013

(1)	Summary of Significant Accounting Policies — (Continued)

Under accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1—	Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2—	Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3—	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of September 30, 2013, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1—Common Stocks	$203,054,307
Publicly Traded Partnerships	545,297
REITS	980,924
Warrants	59,693
Preferred Stocks	120,088
Total Level 1	204,760,309
Level 2—	—
Level 3—Common Stocks	0	*
Total	$204,760,309	**

It is the Fund’s policy to recognize transfers between levels at the end of the quarterly reporting period. For the year ended September 30, 2013, there were no transfers between levels.

*
The security classified as Level 3 is a result of the company filing for bankruptcy and no additional observable inputs being available as of September 30, 2013. The security was classified as Level 3 as of September 30, 2012, and there was no change in value from September 30, 2012 to September 30, 2013.

**	Please refer to the Schedule of Investments to view common stocks, publicly traded partnerships, warrants and preferred stocks segregated by industry type.

(b)  Investment transactions are accounted for on a trade date basis for financial reporting purposes. Net realized gains and losses on sales of securities are computed on the highest amortized cost basis.

(c)  The Fund records dividend income on the ex-dividend date and interest income on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

(d)  GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended September 30, 2013, the following table shows the reclassifications made:

Accumulated Net	Accumulated Undistributed Net
Investment Loss	Realized Gain on Investments	Capital Stock
$964,985	$(942,724)	$(22,261)

Reynolds Blue Chip Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2013

(1)	Summary of Significant Accounting Policies — (Continued)

(e)  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(f)  No provision has been made for Federal income taxes since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all net investment company taxable income and net capital gains to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

(g)  The Fund has reviewed all open tax years and major jurisdictions, which include Federal and the state of Maryland, and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements as of and for the year ended September 30, 2013. Open tax years are those that are open for exam by taxing authorities and, as of September 30, 2013, open Federal tax years include the tax years ended September 30, 2010 through 2013. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Fund’s Statement of Operations. During the year ended September 30, 2013, the Fund did not incur any interest or penalties. The Fund has no examinations in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(2)	Investment Adviser and Management Agreement and Transactions With Related Parties —

The Fund has a management agreement with Reynolds Capital Management, LLC (“RCM”), to serve as investment adviser and manager. The sole owner of RCM is Mr. Frederick L. Reynolds. Mr. Reynolds is also an officer and interested director of the Fund. Under the terms of the agreement, the Fund will pay RCM a monthly management fee at the annual rate of 1% of the daily net assets.

The agreement further stipulates that RCM will reimburse the Fund for all expenses exceeding 2% of its daily average net assets (excluding interest, taxes, brokerage commissions and extraordinary items). The Fund is not obligated to reimburse RCM for any expenses reimbursed in previous fiscal years. No such reimbursements were required for the year ended September 30, 2013.

The Fund has adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund may incur certain costs which may not exceed a maximum amount equal to 0.25% per annum of the Fund’s average daily net assets. Payments made pursuant to the Plan may only be used to pay distribution expenses incurred in the current year, and may be less than the maximum amount allowed by the Plan.

Under the Fund’s organizational documents, each director, officer, employee or other agent of the Fund (including the Fund’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

(3)	Distributions to Shareholders —

Net investment income and net realized gains, if any, for the Fund are distributed to shareholders at least annually and are recorded on the ex-dividend date.

(4)	Investment Transactions —

For the year ended September 30, 2013, purchases and proceeds of sales of investment securities (excluding short-term securities) were $245,171,404 and $261,306,853, respectively.

(5)	Income Tax Information —

The following information for the Fund is presented on an income tax basis as of September 30, 2013:

	Gross	Gross	Net Unrealized	Distributable	Distributable
Cost of	Unrealized	Unrealized	Appreciation	Ordinary	Long-Term
Investments	Appreciation	Depreciation	on Investments	Income	Capital Gains
$156,817,226	$53,237,467	$(5,294,384)	$47,943,083	$1,157,895	$8,411,745

The difference between the cost amount for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Reynolds Blue Chip Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2013

(5)	Income Tax Information — (Continued)

The tax components of dividends paid during the years ended September 30, 2013 and 2012 are:

September 30, 2013		September 30, 2012
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gains	Income	Capital Gains
Distributions	Distributions	Distributions	Distributions
$ —	$1,885,775	$ —	$ —

Since there were no ordinary income distributions paid for the year ended September 30, 2013, there were no distributions designated as qualifying for the dividends received deduction for corporate shareholders nor as qualified dividend income under the Jobs and Growth Tax Relief Act of 2003.

Reynolds Blue Chip Growth Fund
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of
  Reynolds Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Reynolds Funds, Inc. comprising Reynolds Blue Chip Growth Fund (the “Fund”) as of September 30, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2013, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Reynolds Blue Chip Growth Fund as of September 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Cleveland, Ohio
November 25, 2013

Reynolds Blue Chip Growth Fund
DIRECTORS AND OFFICERS

Other
		Term of		# of Funds	Directorships
	Position(s)	Office and		in Complex	Held by
Name, Age	Held with	Length of	Principal Occupation(s)	Overseen	Director
and Address	the Fund	Time Served	During Past Five Years	by Director	or Officer

Non-Interested Directors:

Dennis N. Moser, 71	Director	Indefinite Term	Mr. Moser is a partner in Glenbrook Partner,	1	None
77 Stockbridge		Since 2002	LLC, a payments consulting firm.
Atherton, CA 94027

Robert E. Stauder, 83	Director	Indefinite Term	Mr. Stauder is retired. He was a principal of	1	None
436 Casabonne Lane		Since 1988	Robinson Mills + Williams, an architectural
Sonoma, CA 95476			and interior design firm, from 1991 until 1996.

Interested Director:

Frederick L. Reynolds,* 71	Director,	Indefinite Term	Mr. Reynolds is the sole owner of	1	None
3565 South Las Vegas		Since 1988	the Adviser, which business commenced in 1985.
Blvd. #403	President	One Year Term
Las Vegas, NV 89109	and	Since 1988
Treasurer

Other Officer:

N. Lynn Bowley, 55	Chief	At Discretion	Mr. Bowley has been a Compliance Officer for	N/A	None
Northern Lights	Compliance	of Board	Northern Lights Compliance Services, LLC,
Compliance Services, LLC	Officer	Since 2007	(f/k/a) Fund Compliance Services, LLC, since
17605 Wright Street			2007.
Omaha, NE 68130
__________
*
Mr. Reynolds is the only interested director of the Company as that term is defined in the Investment Company Act of 1940.  Mr. Reynolds is an interested director of the Company by reason of his being an officer of the Company and the sole owner of the investment adviser.

For additional information about the Directors and Officers or for a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call (800) 773-9665 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities is available on the Fund’s website at http://www.reynoldsfunds.com or the website of the Commission no later than August 31 for the prior 12 months ending June 30.  The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the Commission’s website.  The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Reynolds Funds, Inc.

PRIVACY POLICY

We collect the following nonpublic personal information about you:

•Information we receive from you on or in applications or other forms, correspondence or conversations.

•Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our current or former shareholders to anyone, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary may govern how your nonpublic personal information would be shared with nonaffiliated third parties.

HOUSEHOLDING

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-773-9665 to request individual copies of these documents.  Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

REYNOLDS BLUE CHIP GROWTH FUND
c/o U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
www.reynoldsfunds.com

Board of Directors
DENNIS N. MOSER
FREDERICK L. REYNOLDS
ROBERT E. STAUDER

Investment Adviser
REYNOLDS CAPITAL MANAGEMENT, LLC
3565 South Las Vegas Boulevard, #403
Las Vegas, Nevada 89109

Transfer Agent,
Dividend Disbursing Agent,
Administrator and Accountant
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-800-773-9665
or 1-800-7REYNOLDS
1-414-765-4124

Custodian
U.S. BANK, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Independent Registered Public Accounting Firm
COHEN FUND AUDIT SERVICES, LTD.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel
FOLEY & LARDNER LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Distributor

RAFFERTY CAPITAL MARKETS, LLC
1010 Franklin Avenue
Garden City, New York 11530

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

File:  A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2013	FYE 9/30/2012
Audit Fees	14,000	14,000
Audit-Related Fees	0	0
Tax Fees	0	0
All Other Fees	0	0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen Fund Audit Services, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 9/30/2013	FYE 9/30/2012
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 9/30/2013	FYE 9/30/2012
Registrant	0	0
Registrant’s Investment Adviser	0	0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s [President/Chief Executive Officer] and [Treasurer/Chief Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Reynolds Funds, Inc.

By (Signature and Title)* /s/ Frederick L. Reynolds
  Frederick L. Reynolds, Principal Executive Officer

Date   December 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Frederick L. Reynolds
 Frederick L. Reynolds, Principal Financial Officer

Date   December 5, 2013

* Print the name and title of each signing officer under his or her signature.